UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Total Emerging Markets Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 10/31/2016

Item 1 – Report to Stockholders

OCTOBER 31, 2016

ANNUAL REPORT

BlackRock Total Emerging Markets Fund  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and caused the U.S. dollar to strengthen considerably.

Financial markets had a rough start to the year as the strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

In a second episode of surprise vote results, equities fell sharply after the news of Donald Trump’s victory in the U.S. presidential election, but quickly recovered, and the yield curve steepened due to expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.06%	4.51%
U.S. small cap equities (Russell 2000® Index)	6.13	4.11
International equities (MSCI Europe, Australasia, Far East Index)	(0.16)	(3.23)
Emerging market equities (MSCI Emerging Markets Index)	9.41	9.27
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.31
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.46	4.24
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.51	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.98	4.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.59	10.16
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of October 31, 2016

Investment Objective

BlackRock Total Emerging Markets Fund’s (formerly known as, BlackRock Emerging Market Allocation Portfolio) (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended October 31, 2016, the Fund outperformed its custom blended benchmark, MSCI Emerging Markets Index (60%) (“MSCI EM” or the “equity benchmark”)/JPMorgan Emerging Markets Bond Index Plus (40%) (“EMBI+” or the “fixed income benchmark”).

What factors influenced performance?

•

The Fund’s relative value equity strategies were additive to performance during the 12-month period. Overweight positions in local currency bonds and the bonds of developed market companies with emerging markets exposure also contributed positively.

•

The Fund’s relative value currency strategies detracted from results. An overweight in high-quality hard currency bonds also adversely affected performance given that high-yield issues generally delivered the best returns.

•

The Fund uses total return swaps (a simple form of derivatives) to gain exposure to certain emerging equity markets. Over the period, the majority of the gains and losses on equities were earned via the use of total return swaps. During the period, the use of total return swaps contributed to Fund performance. The Fund also uses forward interest rates swaps to achieve exposure to local currency bonds. Since derivatives require less cash to achieve sufficient exposure than investing in the underlying instruments, the Fund also held a significant weighting in cash. The cash position had no material impact on performance, given that the Fund achieved its desired exposure through the use of derivatives.

Describe recent portfolio activity.

•

Given the more benign environment for Federal Reserve policy and the continued low interest rates around the world, the Fund increased its weighting in local currency issues within the fixed income allocation, especially in higher-yielding markets such as Mexico, Colombia and South Africa.

•

The Fund raised its equity weighting, reflecting China’s improving economic prospects. The investment adviser focused on market segments with attractive valuations, such as the materials sectors in Russia, China, Thailand and Turkey.

•

After the significant rally in Brazilian equities, the Fund gradually moved to an underweight position in the country via reductions in the industrials and telecommunications services sectors. The Fund also shifted to an underweight stance in some of the more defensive sectors, including health care and consumer discretionary stocks in Hungary and Indonesia.

•	During the period, the Fund implemented a relative-value foreign currency strategy that uses systematic tools to make investment decisions.

Describe portfolio positioning at period end.

•

The Fund continued to have a balanced exposure to fixed income and equities. In the former, the Fund favored countries with the highest credit quality. In addition, it had strategic allocations to some of the more stable local markets, such as Mexico, South Africa and Korea. On the equity side, the Fund closed the period with overweights in Taiwan and Turkey and underweights in Mexico and South Korea.

•

The investment adviser continued to find pockets of value in the equity markets, including Thai energy stocks and Mexican consumer staples companies. The Fund also identified an additional opportunity in Taiwan—particularly in the technology and materials sectors—as the country’s policy outlook continued to improve. The Fund remained broadly underweight in Brazilian energy and industrials stocks, as policy initiatives did not seem to be as beneficial as market performance reflected. The Fund maintained an underweight in the South Korean technology and Chinese industrials sectors, as both appeared attractive relative to other countries.

•

In U.S. dollar-denominated bonds, the investment adviser favored investment-grade issues over high yield. Lower-quality issuers have a higher dependence on economic factors and a greater sensitivity to possible credit events, making higher-quality debt a more compelling option.

4	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in equity and debt instruments and related derivative instruments issued by, or tied economically to, companies or other issuers located in emerging markets.

[3]

A customized weighted index comprised of the returns of the MSCI Emerging Markets Index (60%) and the JPMorgan Emerging Markets Bond Index Plus (40%). The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and consists of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. JPMorgan Emerging Markets Bond Index Plus is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2016
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.73%	13.16%	N/A	0.01%	N/A
Investor A	8.53	12.74	6.82%	(0.27)	(1.81)%
Investor C	8.22	12.01	11.01	(0.97)	(0.97)
MSCI Emerging Markets Index (60%)/JPMorgan Emerging Markets Bond Index Plus (40%)	7.73	10.45	N/A	0.62	N/A
MSCI Emerging Markets Index	9.41	9.27	N/A	(1.69)	N/A
JPMorgan Emerging Markets Bond Index Plus	5.14	11.59	N/A	3.74	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on May 16, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,087.30	$4.72	$1,000.00	$1,020.61	$4.57	0.90%
Investor A	$1,000.00	$1,085.30	$5.87	$1,000.00	$1,019.51	$5.69	1.12%
Investor C	$1,000.00	$1,082.20	$10.10	$1,000.00	$1,015.43	$9.78	1.93%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	5

Fund Summary (concluded)

Portfolio Information as of October 31, 2016

Portfolio Composition	Percent of Long-Term Investments
Foreign Government Obligations	74%
Corporate Bonds	16
Foreign Agency Obligations	10

	Percentage of Total investments[1]
Geographic Allocation	Long	Short	Total
China	12%	5%	17%
Mexico	6	3	9
Brazil	5	4	9
Taiwan	6	2	8
South Korea	5	2	7
Hong Kong	3	3	6
United States	6	—	6
Turkey	4	1	5
South Africa	3	1	4
Thailand	3	1	4
Russia	2	1	3
Indonesia	3	—	3
Colombia	3	—	3
Chile	2	1	3
Philippines	2	—	2
Other[2]	10	1	11

Total	75%	25%	100%

[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]

Other includes a 1% or less investment in each of the following countries: Argentina, Australia, Cayman Islands, Czech Republic, Egypt, Germany, Greece, Hungary, India, Kazakhstan, Lithuania, Malaysia, Malta, Monaco, Netherlands, Panama, Peru, Poland, Qatar, Romania, Switzerland, Ukraine, United Arab Emirates, United Kingdom, Uruguay and Venezuela.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges:

(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on May 1, 2016 and held through October 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	7

Consolidated Schedule of Investments October 31, 2016	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States — 10.3%
3M Co., 3.88%, 6/15/44	USD	150	$161,010
Amazon.com, Inc.:
4.80%, 12/05/34		200	228,284
4.95%, 12/05/44		225	262,536
Bristol-Myers Squibb Co.:
3.25%, 8/01/42		150	144,442
4.50%, 3/01/44		200	232,797
Brown-Forman Corp., 4.50%, 7/15/45		100	110,890
Charming Light Investments Ltd., 3.75%, 9/03/19		200	207,389
Colgate-Palmolive Co., 4.00%, 8/15/45		150	165,884
Estee Lauder Cos., Inc., 4.38%, 6/15/45		200	220,155
Exxon Mobil Corp.:
3.57%, 3/06/45		150	149,321
4.11%, 3/01/46		480	517,964
General Electric Capital Corp., 6.15%, 8/07/37		100	133,617
General Electric Co.:
6.75%, 3/15/32		500	687,683
5.88%, 1/14/38		600	783,656
6.88%, 1/10/39		225	329,522
4.13%, 10/09/42		425	451,146
4.50%, 3/11/44		400	449,869
Goldman Sachs Group, Inc.:
6.13%, 2/15/33		400	495,104
6.25%, 2/01/41		450	576,360
4.80%, 7/08/44		250	272,357
HSBC Holdings PLC:
6.50%, 5/02/36		150	187,215
6.50%, 9/15/37		467	584,543
6.80%, 6/01/38		250	323,994
6.10%, 1/14/42		125	161,950
5.25%, 3/14/44		440	482,988
Intel Corp.:
4.00%, 12/15/32		200	213,713
4.80%, 10/01/41		175	199,096
4.25%, 12/15/42		100	105,883
4.90%, 7/29/45		250	287,193
4.10%, 5/19/46		350	360,078
International Business Machines Corp.:
5.88%, 11/29/32		150	193,679
5.60%, 11/30/39		75	93,912

Corporate Bonds	Par (000)		Value
United States (continued)
International Business Machines Corp. (continued):
4.00%, 6/20/42	USD	225	$231,004
4.70%, 2/19/46		150	167,759
Johnson & Johnson:
4.38%, 12/05/33		200	231,385
3.55%, 3/01/36		450	477,025
5.95%, 8/15/37		150	211,966
4.50%, 12/05/43		250	302,905
3.70%, 3/01/46		375	399,023
Merck & Co., Inc.:
6.50%, 12/01/33		100	135,630
3.60%, 9/15/42		250	251,599
4.15%, 5/18/43		150	164,715
3.70%, 2/10/45		400	410,417
Microsoft Corp.:
3.50%, 2/12/35		75	75,075
4.20%, 11/03/35		300	329,416
4.50%, 10/01/40		150	166,058
5.30%, 2/08/41		175	217,572
3.50%, 11/15/42		100	96,292
3.75%, 5/01/43		200	199,120
4.88%, 12/15/43		100	116,389
3.75%, 2/12/45		475	473,411
4.45%, 11/03/45		525	577,242
NIKE, Inc., 3.88%, 11/01/45		175	182,434
Oracle Corp.:
3.25%, 5/15/30		200	204,520
4.30%, 7/08/34		125	133,971
3.90%, 5/15/35		100	101,859
3.85%, 7/15/36		525	529,831
6.50%, 4/15/38		200	268,794
5.38%, 7/15/40		300	358,212
4.50%, 7/08/44		350	373,071
4.13%, 5/15/45		400	403,186
4.00%, 7/15/46		525	518,453
PepsiCo, Inc.:
4.88%, 11/01/40		150	173,913
4.00%, 3/05/42		100	104,612
3.60%, 8/13/42		200	197,748
4.25%, 10/22/44		100	108,724

Portfolio Abbreviations

ADR	American Depositary Receipts	ISDA	International Swaps and Derivatives Association, Inc.	OTC	Over-the-Counter
AUD	Australian Dollar	JIBOR	Johannesburg Interbank Offered Rate	PHP	Philippine Peso
BRL	Brazilian Real	JPY	Japanese Yen	PLN	Polish Zloty
CAD	Canadian Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate	RON	Romanian New Leu
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
COP	Columbian Peso	MSCI	Morgan Stanley Capital International	S&P	Standard and Poor’s
ETF	Exchange-Traded Fund	MXIBOR	Mexico Interbank Offered Rate	THB	Thai Baht
EUR	Euro	MXN	Mexican Peso	TRY	Turkish Lira
GBP	British Pound	MYR	Malaysian Ringgit	TWD	Taiwan Dollar
HIBOR	Hong Kong Interbank Offered Rate	NOK	Norwegian Krone	USD	U.S. Dollar
HUF	Hungarian Forint	NVDR	Non-Voting Depository Receipts	WIBOR	Warsaw InterBank Offered Rate
IDR	Indonesian Rupiah	NZD	New Zealand Dollar	ZAR	South African Rand
INR	Indian Rupee

See Notes to Consolidated Financial Statements.

8	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Corporate Bonds	Par (000)		Value
United States (continued)
PepsiCo, Inc. (continued):
4.60%, 7/17/45	USD	100	$113,608
4.45%, 4/14/46		350	390,468
Pfizer, Inc.:
7.20%, 3/15/39		450	673,027
4.30%, 6/15/43		200	220,946
4.40%, 5/15/44		225	252,976
Procter & Gamble Co.:
5.80%, 8/15/34		100	139,411
5.55%, 3/05/37		250	340,091
Visa, Inc.:
4.15%, 12/14/35		300	331,736
4.30%, 12/14/45		550	613,470
Wal-Mart Stores, Inc.:
5.25%, 9/01/35		475	606,840
6.50%, 8/15/37		550	785,284
6.20%, 4/15/38		450	623,617
5.63%, 4/01/40		75	97,324
4.88%, 7/08/40		300	357,090
5.00%, 10/25/40		100	120,807
5.63%, 4/15/41		325	428,577
4.00%, 4/11/43		100	106,887
4.75%, 10/02/43		300	353,838
4.30%, 4/22/44		100	112,201
Total Corporate Bonds — 10.3%			25,335,759

Foreign Agency Obligations
Australia — 0.1%
CNOOC Curtis Funding No. 1 Pty, Ltd., 4.50%, 10/03/23		200	218,589
Cayman Islands — 0.3%
Amber Circle Funding Ltd., 3.25%, 12/04/22		200	208,169
Three Gorges Finance I Cayman Islands Ltd.:
2.30%, 6/02/21		200	200,662
3.70%, 6/10/25		200	210,450

			619,281
Chile — 1.7%
Banco del Estado de Chile, 4.13%, 10/07/20		100	106,782
Bonos del Banco Central de Chile en UF, CPI-Linked, 3.00%, 3/01/22	CLP	1,615,083	2,707,768
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/22	USD	400	394,959
4.50%, 9/16/25		400	415,610
4.25%, 7/17/42		200	184,727
5.63%, 10/18/43		200	219,395
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	211,123

			4,240,364
China — 0.3%
China Development Bank Corp., 2.50%, 10/09/20		200	203,395
State Grid Overseas Investment:
2013 Ltd., 3.13%, 5/22/23		200	206,943

Foreign Agency Obligations	Par (000)		Value
China (continued)
State Grid Overseas Investment (continued):
2014 Ltd., 2.75%, 5/07/19	USD	200	$204,858
2016 Ltd., 2.88%, 5/18/26		200	198,782

			813,978
Hong Kong — 0.7%
Sinochem Overseas Capital Co. Ltd.:
4.50%, 11/12/20		100	107,781
6.30%, 11/12/40		100	128,237
Sinopec Group Overseas Development 2012 Ltd.:
3.90%, 5/17/22		200	213,895
4.88%, 5/17/42		200	222,299
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	218,500
Sinopec Group Overseas Development 2014 Ltd., 2.75%, 4/10/19		400	407,560
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20		400	406,252

			1,704,524
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22		200	195,040
KazAgro National Management Holding JSC, 4.63%, 5/24/23		200	187,000
KazMunayGas National Co. JSC:
7.00%, 5/05/20		200	221,746
6.38%, 4/09/21		200	219,779

			823,565
Malaysia — 1.1%
Petroliam Nasional Bhd, 7.63%, 10/15/26		400	564,181
Petronas Capital Ltd.:
5.25%, 8/12/19		100	109,267
3.13%, 3/18/22		700	726,572
7.88%, 5/22/22		250	320,860
3.50%, 3/18/25		400	422,022
4.50%, 3/18/45		400	434,647

			2,577,549
Mexico — 1.1%
Comision Federal de Electricidad, 4.88%, 1/15/24		200	208,000
Mexican Udibonos, CPI-Linked, 4.50%, 12/04/25	MXN	31,534	1,884,745
Petroleos Mexicanos:
5.50%, 1/21/21	USD	100	106,125
4.25%, 1/15/25		200	192,500
6.88%, 8/04/26		200	223,600
6.50%, 6/02/41		50	48,600
5.50%, 6/27/44		100	86,140
5.63%, 1/23/46		25	21,619

			2,771,329
Netherlands — 0.2%
Kazakhstan Temir Zholy Finance BV:
6.38%, 10/06/20		200	212,500
6.95%, 7/10/42		200	206,172

			418,672

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	9

Consolidated Schedule of Investments (continued)

Foreign Agency Obligations	Par (000)		Value
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36	USD	200	$211,000
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25		200	220,500
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.:
7.25%, 5/27/19		200	224,750
7.39%, 12/02/24		100	133,011

			357,761
South Africa — 0.3%
Eskom Holdings SOC, Ltd.:
5.75%, 1/26/21		200	201,000
6.75%, 8/06/23		200	206,374
Transnet SOC, Ltd., 4.00%, 7/26/22		200	195,985

			603,359
Total Foreign Agency Obligations — 6.4%			15,580,471

Foreign Government Obligations
Argentine Republic Government International Bond:
8.28%, 12/31/33		1,038	1,154,407
2.50%, 12/31/38		800	546,800
Brazilian Government International Bond:
8.88%, 10/14/19		300	353,250
4.88%, 1/22/21		350	370,300
2.63%, 1/05/23		1,300	1,201,200
8.88%, 4/15/24		100	127,750
4.25%, 1/07/25		1,200	1,188,000
8.75%, 2/04/25		100	128,750
10.13%, 5/15/27		380	554,800
8.25%, 1/20/34		300	376,500
7.13%, 1/20/37		400	456,000
5.63%, 1/07/41		500	482,500
5.00%, 1/27/45		600	529,500
Chile Government International Bond:
2.25%, 10/30/22		400	402,400
3.13%, 1/21/26		200	209,200
Export-Import Bank of China:
2.00%, 4/26/21		200	199,992
3.63%, 7/31/24		200	211,132
Colombia Government International Bond:
7.38%, 3/18/19		300	338,100
11.75%, 2/25/20		500	648,250
7.75%, 4/14/21	COP	18,540,000	6,505,013
4.38%, 7/12/21	USD	800	852,000
2.63%, 3/15/23		600	580,500
4.00%, 2/26/24		800	832,000
8.13%, 5/21/24		350	452,725
4.50%, 1/28/26		550	588,500
7.38%, 9/18/37		600	768,000
6.13%, 1/18/41		800	914,000
5.63%, 2/26/44		800	874,000
5.00%, 6/15/45		1,200	1,218,000

Foreign Government Obligations	Par (000)		Value
Indonesia Government International Bond:
11.63%, 3/04/19	USD	400	$487,690
5.88%, 3/13/20		400	444,989
4.88%, 5/05/21		600	652,524
3.75%, 4/25/22		600	623,402
3.38%, 4/15/23		600	605,326
5.38%, 10/17/23		200	226,016
5.88%, 1/15/24		400	464,033
4.13%, 1/15/25		600	629,335
8.50%, 10/12/35		200	295,857
6.63%, 2/17/37		350	439,421
7.75%, 1/17/38		500	700,935
5.25%, 1/17/42		400	438,013
4.63%, 4/15/43		200	206,137
6.75%, 1/15/44		200	263,668
5.13%, 1/15/45		600	652,968
Kazakhstan Government International Bond:
3.88%, 10/14/24		200	206,752
5.13%, 7/21/25		200	221,554
6.50%, 7/21/45		200	239,178
Lithuania Government International Bond:
5.13%, 9/14/17		234	241,699
7.38%, 2/11/20		2,650	3,117,725
6.13%, 3/09/21		1,800	2,094,750
6.63%, 2/01/22		1,600	1,938,000
Mexico Government International Bond:
5.95%, 3/19/19		150	165,750
5.13%, 1/15/20		500	552,125
3.50%, 1/21/21		700	737,100
3.63%, 3/15/22		800	836,000
4.00%, 10/02/23		1,400	1,471,400
3.60%, 1/30/25		1,000	1,020,000
4.13%, 1/21/26		200	211,400
8.30%, 8/15/31		250	396,250
7.50%, 4/08/33		450	624,375
6.75%, 9/27/34		730	941,700
6.05%, 1/11/40		1,100	1,307,625
4.75%, 3/08/44		1,450	1,446,375
5.55%, 1/21/45		850	952,000
4.60%, 1/23/46		1,000	977,500
5.75%, 10/12/2110		826	844,585
Panama Government International Bond:
5.20%, 1/30/20		400	440,500
4.00%, 9/22/24		800	861,000
3.75%, 3/16/25		200	212,000
7.13%, 1/29/26		650	859,625
8.88%, 9/30/27		500	737,500
3.88%, 3/17/28		200	212,000
9.38%, 4/01/29		300	456,375
6.70%, 1/26/36		700	930,125
4.30%, 4/29/53		200	204,000
Peruvian Government International Bond:
7.13%, 3/30/19		250	283,125
7.35%, 7/21/25		850	1,162,375
4.13%, 8/25/27		200	222,750
8.75%, 11/21/33		1,130	1,782,575
6.55%, 3/14/37		580	794,600
5.63%, 11/18/50		950	1,206,500

See Notes to Consolidated Financial Statements.

10	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Foreign Government Obligations	Par (000)		Value
Philippine Government International Bond:
8.38%, 6/17/19	USD	550	$645,297
6.50%, 1/20/20		300	346,216
4.00%, 1/15/21		1,000	1,087,814
4.20%, 1/21/24		700	782,309
10.63%, 3/16/25		550	877,319
5.50%, 3/30/26		800	979,137
9.50%, 2/02/30		1,000	1,671,589
7.75%, 1/14/31		925	1,397,037
6.38%, 1/15/32		400	543,405
6.38%, 10/23/34		1,010	1,406,891
5.00%, 1/13/37		600	732,419
3.95%, 1/20/40		800	861,539
3.70%, 3/01/41		200	209,394
Poland Government International Bond:
6.38%, 7/15/19		1,227	1,383,933
5.13%, 4/21/21		550	621,104
5.00%, 3/23/22		1,000	1,132,500
3.00%, 3/17/23		650	668,915
4.00%, 1/22/24		650	709,280
3.25%, 4/06/26		700	726,474
Romanian Government International Bond:
6.75%, 2/07/22		1,500	1,781,250
4.38%, 8/22/23		1,000	1,086,200
4.88%, 1/22/24		700	784,308
6.13%, 1/22/44		726	942,631
Russian Foreign Bond — Eurobond:
3.50%, 1/16/19		400	407,644
5.00%, 4/29/20		600	640,128
4.50%, 4/04/22		400	421,753
4.88%, 9/16/23		400	429,984
12.75%, 6/24/28		400	699,744
7.50%, 3/31/30		1,519	1,836,700
5.63%, 4/04/42		400	441,440
5.88%, 9/16/43		200	228,240
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	23,982,141	2,203,751
South Africa Government International Bond:
6.88%, 5/27/19	USD	520	573,638
5.50%, 3/09/20		1,200	1,302,830
5.88%, 5/30/22		500	564,189
4.67%, 1/17/24		520	544,960
5.88%, 9/16/25		800	897,504
4.88%, 4/14/26		200	207,530
6.25%, 3/08/41		250	291,418
5.38%, 7/24/44		400	416,320
Inflation Linked Korea Treasury Bond, 1.13%, 6/10/23	KRW	2,292,261,600	2,035,080
Turkey Government International Bond:
6.75%, 4/03/18	USD	400	421,500
7.00%, 3/11/19		477	515,756
7.50%, 11/07/19		200	222,000
7.00%, 6/05/20		400	439,650
5.63%, 3/30/21		800	844,856
5.13%, 3/25/22		200	206,572
6.25%, 9/26/22		800	870,231
3.25%, 3/23/23		200	186,206
5.75%, 3/22/24		600	637,759

Foreign Government Obligations	Par (000)		Value
Turkey Government International Bond (continued):
7.38%, 2/05/25	USD	800	$937,023
4.25%, 4/14/26		200	191,514
11.88%, 1/15/30		700	1,139,306
8.00%, 2/14/34		250	314,398
6.88%, 3/17/36		700	795,830
7.25%, 3/05/38		200	236,926
6.75%, 5/30/40		350	394,800
6.00%, 1/14/41		600	619,146
4.88%, 4/16/43		600	533,052
6.63%, 2/17/45		800	896,728
Ukraine Government International Bond:
7.75%, 9/01/19		150	149,550
7.75%, 9/01/20		260	257,673
7.75%, 9/01/21		200	197,000
7.75%, 9/01/22		200	195,500
7.75%, 9/01/23		150	145,515
7.75%, 9/01/24		200	192,534
7.75%, 9/01/25		200	191,444
7.75%, 9/01/26		125	119,163
7.75%, 9/01/27		250	237,525
Uruguay Government International Bond:
4.50%, 8/14/24		200	218,800
4.38%, 10/27/27		290	306,313
7.63%, 3/21/36		300	413,550
4.13%, 11/20/45		200	182,700
5.10%, 6/18/50		200	199,250
Venezuela Government International Bond:
7.00%, 12/01/18		300	175,500
7.75%, 10/13/19		645	327,337
6.00%, 12/09/20		345	153,180
12.75%, 8/23/22		842	487,097
9.00%, 5/07/23		500	229,500
8.25%, 10/13/24		655	288,855
7.65%, 4/21/25		415	179,280
11.75%, 10/21/26		766	423,215
9.25%, 9/15/27		1,005	503,505
9.25%, 5/07/28		450	208,575
11.95%, 8/05/31		1,015	558,250
9.38%, 1/13/34		350	162,400
7.00%, 3/31/38		350	146,475
Total Foreign Government Obligations — 46.4%			113,875,529
Total Long-Term Investments (Cost — $156,269,405) — 63.1%			154,791,759

Short-Term Securities		Shares
BlackRock T-Fund, Institutional Class, 0.22% (a)(b)		94,106,229	94,106,229
Total Short-Term Securities (Cost — $94,106,229) — 38.4%			94,106,229
Total Investments (Cost — $250,375,634) — 101.5%			248,897,988
Liabilities in Excess of Other Assets — (1.5)%			(3,623,558)

Net Assets — 100.0%			$245,274,430

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	11

Consolidated Schedule of Investments (continued)

Notes to Consolidated Financial Statements

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased		Shares Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain (Loss)
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	320,593	8,267		(328,860)	—	—	$85,100	$46,935
BlackRock Liquidity Funds, Tempfund, Institutional Class	21,581,862	—		(21,581,862)[1]	—	—	73,459	—
BlackRock T-Fund, Institutional Class	—	94,106,229	[2]	—	94,106,229	$94,106,229	31,149	—
iShares MSCI Frontier 100 ETF	20,794	—		(20,794)	—	—	1,737	(149,908)
Total						$94,106,229	$191,445	$(102,973)

[1] Represents net shares sold.
[2] Represents net shares purchased.

(b)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
689	SGX S&P Nifty Index	November 2016	$	11,856,312	$(222,539)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,217,040	CLP	1,521,000,000	Bank of America N.A.	12/13/16	$(104,829)
USD	178,169	CLP	120,000,000	HSBC Bank USA N.A.	12/13/16	(5,015)
USD	239,424	CLP	160,000,000	JPMorgan Chase Bank N.A.	12/13/16	(4,822)
USD	2,916,525	COP	8,560,000,000	Bank of America N.A.	12/13/16	88,141
USD	575,658	COP	1,750,000,000	Barclays Bank PLC	12/13/16	(2,575)
USD	2,879,004	COP	8,560,000,000	Deutsche Bank AG	12/13/16	50,621
USD	552,868	COP	1,600,000,000	JPMorgan Chase Bank N.A.	12/13/16	24,198
USD	191,125	KRW	210,000,000	BNP Paribas S.A.	12/13/16	7,609
USD	162,896	KRW	180,000,000	Deutsche Bank AG	12/13/16	5,597
USD	1,760,250	KRW	1,975,000,000	UBS AG	12/13/16	34,332
USD	116,007	MXN	2,200,000	Barclays Bank PLC	12/13/16	126
USD	289,262	MXN	5,700,000	BNP Paribas S.A.	12/13/16	(10,975)
USD	1,487,271	MXN	28,200,000	HSBC Bank USA N.A.	12/13/16	1,891
USD	260,700	ZAR	3,900,000	Barclays Bank PLC	12/13/16	(26,166)
USD	1,760,462	ZAR	26,355,000	Morgan Stanley & Co. International PLC	12/13/16	(178,091)
AUD	89,000	USD	68,152	BNP Paribas S.A.	12/21/16	(534)
AUD	612,000	USD	462,935	BNP Paribas S.A.	12/21/16	2,036
AUD	309,000	USD	233,178	BNP Paribas S.A.	12/21/16	1,586
AUD	2,340,000	USD	1,791,235	Citibank N.A.	12/21/16	(13,407)
AUD	851,000	USD	646,835	Citibank N.A.	12/21/16	(283)
AUD	1,607,000	USD	1,216,534	Citibank N.A.	12/21/16	4,392
AUD	2,508,000	USD	1,891,957	Citibank N.A.	12/21/16	13,509
AUD	536,000	USD	410,093	Credit Suisse International	12/21/16	(2,864)
AUD	1,467,000	USD	1,111,628	Credit Suisse International	12/21/16	2,933
AUD	516,000	USD	389,164	Credit Suisse International	12/21/16	2,870
AUD	508,000	USD	388,557	HSBC Bank USA N.A.	12/21/16	(2,601)
AUD	126,000	USD	95,910	UBS AG	12/21/16	(181)

See Notes to Consolidated Financial Statements.

12	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,679,000	USD	511,422	Bank of America N.A.	12/21/16	$7,046
BRL	263,000	USD	79,360	Bank of America N.A.	12/21/16	1,853
BRL	1,278,000	USD	390,467	Bank of America N.A.	12/21/16	4,174
BRL	1,034,000	USD	316,974	BNP Paribas S.A.	12/21/16	2,321
BRL	4,090,000	USD	1,231,371	Citibank N.A.	12/21/16	31,603
BRL	1,151,000	USD	348,123	Citibank N.A.	12/21/16	7,301
BRL	537,000	USD	165,741	Citibank N.A.	12/21/16	83
BRL	4,359,000	USD	1,322,793	Deutsche Bank AG	12/21/16	23,248
BRL	232,000	USD	70,207	Standard Chartered Bank	12/21/16	1,433
BRL	270,000	USD	85,416	UBS AG	12/21/16	(2,041)
CAD	1,098,000	USD	830,250	BNP Paribas S.A.	12/21/16	(11,330)
CAD	1,474,000	USD	1,126,071	BNP Paribas S.A.	12/21/16	(26,720)
CAD	507,000	USD	381,762	BNP Paribas S.A.	12/21/16	(3,628)
CAD	192,000	USD	144,582	BNP Paribas S.A.	12/21/16	(1,383)
CAD	3,156,000	USD	2,397,639	Citibank N.A.	12/21/16	(43,805)
CAD	1,529,000	USD	1,182,064	Citibank N.A.	12/21/16	(41,693)
CAD	324,000	USD	246,169	Citibank N.A.	12/21/16	(4,521)
CAD	497,000	USD	373,414	Credit Suisse International	12/21/16	(2,737)
CAD	2,335,000	USD	1,786,948	Credit Suisse International	12/21/16	(45,440)
CAD	285,000	USD	215,769	Credit Suisse International	12/21/16	(3,208)
CAD	201,000	USD	151,697	Credit Suisse International	12/21/16	(1,786)
CAD	1,035,000	USD	784,780	Credit Suisse International	12/21/16	(12,848)
CAD	605,000	USD	470,286	HSBC Bank USA N.A.	12/21/16	(19,060)
CAD	806,000	USD	605,244	UBS AG	12/21/16	(4,106)
CAD	48,000	USD	36,691	UBS AG	12/21/16	(891)
CHF	880,000	EUR	805,524	BNP Paribas S.A.	12/21/16	5,582
CHF	282,000	EUR	258,696	BNP Paribas S.A.	12/21/16	1,170
CHF	187,000	EUR	171,525	Citibank N.A.	12/21/16	800
CHF	320,000	EUR	294,061	Citibank N.A.	12/21/16	772
CHF	795,000	EUR	731,088	Citibank N.A.	12/21/16	1,334
CHF	1,039,000	EUR	950,507	Citibank N.A.	12/21/16	7,207
CHF	51,620	EUR	47,248	Citibank N.A.	12/21/16	330
CHF	331,000	EUR	302,463	Credit Suisse International	12/21/16	2,676
CHF	1,488,000	EUR	1,363,074	Deutsche Bank AG	12/21/16	8,331
CHF	42,380	EUR	38,793	HSBC Bank USA N.A.	12/21/16	270
CHF	318,000	EUR	291,679	UBS AG	12/21/16	1,366
CHF	540,000	EUR	493,227	UBS AG	12/21/16	4,604
CLP	366,825,000	USD	554,955	Bank of America N.A.	12/21/16	4,715
CLP	7,621,000	USD	11,288	JPMorgan Chase Bank N.A.	12/21/16	340
COP	510,194,000	USD	173,890	Bank of America N.A.	12/21/16	(5,500)
COP	198,955,000	USD	66,943	Bank of America N.A.	12/21/16	(1,278)
COP	684,194,000	USD	233,140	BNP Paribas S.A.	12/21/16	(7,320)
COP	401,052,000	USD	135,062	BNP Paribas S.A.	12/21/16	(2,693)
COP	181,272,000	USD	61,214	BNP Paribas S.A.	12/21/16	(1,385)
COP	2,430,609,000	USD	812,505	Citibank N.A.	12/21/16	(10,277)
COP	2,940,057,000	USD	1,019,968	Deutsche Bank AG	12/21/16	(49,595)
EUR	977,020	CHF	1,066,000	BNP Paribas S.A.	12/21/16	(5,400)
EUR	214,625	CHF	233,846	BNP Paribas S.A.	12/21/16	(857)
EUR	746,423	CHF	812,000	Citibank N.A.	12/21/16	(1,691)
EUR	1,028,765	CHF	1,113,000	Citibank N.A.	12/21/16	3,898
EUR	256,085	CHF	277,000	Citibank N.A.	12/21/16	1,024
EUR	1,400,401	CHF	1,528,000	Citibank N.A.	12/21/16	(7,801)
EUR	180,687	CHF	198,000	Citibank N.A.	12/21/16	(1,868)
EUR	18,291	CHF	20,000	Citibank N.A.	12/21/16	(145)
EUR	228,666	CHF	250,000	Citibank N.A.	12/21/16	(1,780)
EUR	138,032	CHF	150,066	Citibank N.A.	12/21/16	(218)
EUR	1,385,914	CHF	1,507,000	Citibank N.A.	12/21/16	(2,458)
EUR	142,461	CHF	155,154	Citibank N.A.	12/21/16	(502)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	13

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,188,173	CHF	1,293,000	Citibank N.A.	12/21/16	$(3,138)
EUR	269,418	CHF	292,934	HSBC Bank USA N.A.	12/21/16	(455)
EUR	154,348	CHF	168,000	UBS AG	12/21/16	(443)
EUR	341,613	HUF	106,055,000	Citibank N.A.	12/21/16	(1,471)
EUR	309,945	HUF	96,375,000	Citibank N.A.	12/21/16	(1,874)
EUR	506,077	HUF	156,985,000	Citibank N.A.	12/21/16	(1,723)
EUR	907,865	HUF	277,133,000	Citibank N.A.	12/21/16	12,871
EUR	245,980	HUF	76,283,000	Deutsche Bank AG	12/21/16	(766)
EUR	1,013,337	HUF	309,232,000	JPMorgan Chase Bank N.A.	12/21/16	14,713
EUR	588,205	NOK	5,299,000	Citibank N.A.	12/21/16	5,738
EUR	33,306	NOK	307,000	Citibank N.A.	12/21/16	(517)
EUR	5,601,775	NOK	51,752,000	Citibank N.A.	12/21/16	(101,120)
EUR	231,940	NOK	2,157,000	Citibank N.A.	12/21/16	(5,909)
EUR	2,450,611	NOK	22,282,000	Citibank N.A.	12/21/16	(907)
EUR	1,039,129	NOK	9,362,000	JPMorgan Chase Bank N.A.	12/21/16	10,049
EUR	246,821	NOK	2,235,000	JPMorgan Chase Bank N.A.	12/21/16	1,023
EUR	47,913	NOK	444,000	UBS AG	12/21/16	(1,029)
EUR	168,121	NOK	1,521,000	UBS AG	12/21/16	861
EUR	93,137	PLN	402,000	BNP Paribas S.A.	12/21/16	100
EUR	1,797,980	PLN	7,851,000	Citibank N.A.	12/21/16	(21,113)
EUR	572,454	PLN	2,494,000	Citibank N.A.	12/21/16	(5,281)
EUR	561,910	PLN	2,422,000	Citibank N.A.	12/21/16	1,453
EUR	418,157	PLN	1,810,000	Citibank N.A.	12/21/16	(859)
EUR	1,155,621	PLN	4,984,000	Citibank N.A.	12/21/16	2,243
EUR	33,576	PLN	147,000	Deutsche Bank AG	12/21/16	(493)
EUR	48,566	PLN	210,000	HSBC Bank USA N.A.	12/21/16	(44)
EUR	481,686	PLN	2,091,000	UBS AG	12/21/16	(2,520)
EUR	11,593	PLN	50,000	UBS AG	12/21/16	22
EUR	1,609,064	RON	7,179,000	BNP Paribas S.A.	12/21/16	19,592
EUR	624,384	RON	2,786,000	Citibank N.A.	12/21/16	7,541
EUR	7,776	RON	35,000	HSBC Bank USA N.A.	12/21/16	20
EUR	3,381,659	RON	15,080,000	HSBC Bank USA N.A.	12/21/16	43,030
EUR	54,702	RON	244,000	UBS AG	12/21/16	681
EUR	1,108	RON	5,000	UBS AG	12/21/16	(1)
EUR	135,164	SEK	1,315,000	Bank of America N.A.	12/21/16	2,756
EUR	725,613	SEK	6,946,000	BNP Paribas S.A.	12/21/16	27,385
EUR	1,065,686	SEK	10,271,000	BNP Paribas S.A.	12/21/16	32,492
EUR	468,539	SEK	4,559,000	BNP Paribas S.A.	12/21/16	9,484
EUR	478,949	SEK	4,563,000	Citibank N.A.	12/21/16	20,493
EUR	448,491	SEK	4,314,000	Citibank N.A.	12/21/16	14,620
EUR	1,474,748	SEK	14,359,000	Citibank N.A.	12/21/16	28,816
EUR	94,880	SEK	921,000	Citibank N.A.	12/21/16	2,166
EUR	349,373	SEK	3,375,000	Credit Suisse International	12/21/16	9,790
EUR	68,681	SEK	667,000	UBS AG	12/21/16	1,532
EUR	1,072,000	USD	1,206,643	Bank of America N.A.	12/21/16	(27,225)
EUR	389,000	USD	438,857	BNP Paribas S.A.	12/21/16	(10,878)
EUR	473,000	USD	528,373	BNP Paribas S.A.	12/21/16	(7,976)
EUR	1,023,000	USD	1,130,162	BNP Paribas S.A.	12/21/16	(4,654)
EUR	422,000	USD	478,340	Citibank N.A.	12/21/16	(14,055)
EUR	288,000	USD	325,967	Citibank N.A.	12/21/16	(9,108)
EUR	361,000	USD	406,649	Citibank N.A.	12/21/16	(9,476)
EUR	2,041,000	USD	2,298,946	Citibank N.A.	12/21/16	(53,430)
EUR	82,000	USD	92,225	Citibank N.A.	12/21/16	(2,008)
EUR	419,000	USD	471,512	Citibank N.A.	12/21/16	(10,526)
EUR	1,029,000	USD	1,153,911	Citibank N.A.	12/21/16	(21,802)
EUR	712,000	USD	776,676	Credit Suisse International	12/21/16	6,669
EUR	149,000	USD	166,847	Credit Suisse International	12/21/16	(2,917)
GBP	662,000	USD	810,869	Citibank N.A.	12/21/16	372

See Notes to Consolidated Financial Statements.

14	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	940,000	USD	1,259,827	Citibank N.A.	12/21/16	$(107,912)
GBP	431,000	USD	573,007	Citibank N.A.	12/21/16	(44,842)
GBP	52,000	USD	67,750	Citibank N.A.	12/21/16	(4,027)
GBP	1,393,000	USD	1,773,224	Citibank N.A.	12/21/16	(66,185)
GBP	76,000	USD	100,276	Deutsche Bank AG	12/21/16	(7,142)
GBP	125,000	USD	152,564	HSBC Bank USA N.A.	12/21/16	616
GBP	103,000	USD	126,867	HSBC Bank USA N.A.	12/21/16	(646)
GBP	40,000	USD	48,964	UBS AG	12/21/16	53
GBP	64,000	USD	83,137	UBS AG	12/21/16	(4,708)
GBP	655,000	USD	850,210	UBS AG	12/21/16	(47,546)
HUF	138,864,057	EUR	449,558	Bank of America N.A.	12/21/16	(564)
HUF	196,993,000	EUR	646,897	BNP Paribas S.A.	12/21/16	(10,870)
HUF	104,509,000	EUR	338,031	Citibank N.A.	12/21/16	(88)
HUF	648,805,000	EUR	2,089,684	Citibank N.A.	12/21/16	9,196
HUF	525,298,000	EUR	1,712,519	Citibank N.A.	12/21/16	(15,250)
HUF	309,727,000	EUR	1,002,077	Citibank N.A.	12/21/16	(564)
HUF	8,372,943	EUR	27,098	Citibank N.A.	12/21/16	(24)
HUF	385,752,000	EUR	1,249,076	HSBC Bank USA N.A.	12/21/16	(1,836)
HUF	6,441,000	EUR	20,885	HSBC Bank USA N.A.	12/21/16	(62)
HUF	89,890,000	EUR	292,719	UBS AG	12/21/16	(2,246)
HUF	2,719,000	EUR	8,886	UBS AG	12/21/16	(103)
IDR	3,123,899,000	USD	237,740	HSBC Bank USA N.A.	12/21/16	228
IDR	70,746,224,000	USD	5,361,593	HSBC Bank USA N.A.	12/21/16	27,607
IDR	824,146,000	USD	62,965	JPMorgan Chase Bank N.A.	12/21/16	(184)
IDR	257,264,000	USD	19,667	UBS AG	12/21/16	(69)
IDR	4,659,601,000	USD	353,670	UBS AG	12/21/16	1,282
IDR	4,959,898,000	USD	376,349	UBS AG	12/21/16	1,479
INR	55,639,000	USD	819,788	Deutsche Bank AG	12/21/16	8,701
INR	10,258,000	USD	152,128	Deutsche Bank AG	12/21/16	618
INR	90,904,000	USD	1,339,305	HSBC Bank USA N.A.	12/21/16	14,295
INR	52,700,000	USD	783,666	HSBC Bank USA N.A.	12/21/16	1,060
INR	61,759,000	USD	913,948	UBS AG	12/21/16	5,671
INR	57,576,000	USD	855,195	UBS AG	12/21/16	2,137
JPY	9,433,000	USD	91,225	BNP Paribas S.A.	12/21/16	(1,095)
JPY	7,093,000	USD	68,442	BNP Paribas S.A.	12/21/16	(670)
JPY	9,523,963	USD	91,728	Citibank N.A.	12/21/16	(729)
JPY	71,505,000	USD	704,830	Citibank N.A.	12/21/16	(21,621)
JPY	35,542,000	USD	344,698	Credit Suisse International	12/21/16	(5,105)
JPY	21,660,037	USD	209,016	HSBC Bank USA N.A.	12/21/16	(2,061)
JPY	31,110,000	USD	298,126	HSBC Bank USA N.A.	12/21/16	(880)
JPY	23,026,000	USD	222,175	UBS AG	12/21/16	(2,168)
JPY	23,901,000	USD	235,533	UBS AG	12/21/16	(7,166)
JPY	10,814,000	USD	104,616	UBS AG	12/21/16	(1,292)
JPY	12,246,000	USD	117,695	UBS AG	12/21/16	(688)
KRW	954,483,000	USD	870,640	BNP Paribas S.A.	12/21/16	(36,571)
KRW	230,367,000	USD	209,158	Deutsche Bank AG	12/21/16	(7,853)
KRW	913,841,000	USD	816,367	Deutsche Bank AG	12/21/16	(17,812)
KRW	406,117,000	USD	363,367	Deutsche Bank AG	12/21/16	(8,484)
KRW	2,696,557,000	USD	2,397,323	HSBC Bank USA N.A.	12/21/16	(40,952)
KRW	318,111,000	USD	287,031	JPMorgan Chase Bank N.A.	12/21/16	(9,052)
KRW	56,611,000	USD	49,973	UBS AG	12/21/16	(504)
KRW	1,086,984,000	USD	965,136	UBS AG	12/21/16	(15,281)
MXN	5,484,000	USD	282,990	BNP Paribas S.A.	12/21/16	5,625
MXN	740,000	USD	37,934	BNP Paribas S.A.	12/21/16	1,011
MXN	78,517,000	USD	4,246,779	Citibank N.A.	12/21/16	(114,541)
MXN	10,311,000	USD	539,273	Citibank N.A.	12/21/16	3,380
MXN	5,912,000	USD	317,605	Credit Suisse International	12/21/16	(6,465)
MXN	4,188,000	USD	219,183	Credit Suisse International	12/21/16	1,226

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	15

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	15,193,000	USD	797,002	JPMorgan Chase Bank N.A.	12/21/16	$2,584
MXN	4,193,000	USD	221,969	UBS AG	12/21/16	(1,298)
MXN	17,156,000	USD	928,078	UBS AG	12/21/16	(25,182)
MXN	1,390,000	USD	70,506	UBS AG	12/21/16	2,648
MXN	2,420,000	USD	124,141	UBS AG	12/21/16	3,221
MYR	1,224,631	USD	292,175	Citibank N.A.	12/21/16	(934)
MYR	5,972,000	USD	1,470,682	HSBC Bank USA N.A.	12/21/16	(50,426)
MYR	571,369	USD	136,345	HSBC Bank USA N.A.	12/21/16	(463)
MYR	344,000	USD	82,553	JPMorgan Chase Bank N.A.	12/21/16	(744)
MYR	485,000	USD	116,615	UBS AG	12/21/16	(1,272)
MYR	346,000	USD	82,195	UBS AG	12/21/16	90
MYR	112,000	USD	26,656	UBS AG	12/21/16	(20)
NOK	7,280,000	EUR	796,950	Bank of America N.A.	12/21/16	4,385
NOK	6,888,000	EUR	767,148	BNP Paribas S.A.	12/21/16	(10,275)
NOK	3,808,000	EUR	421,503	BNP Paribas S.A.	12/21/16	(2,808)
NOK	832,000	EUR	91,537	BNP Paribas S.A.	12/21/16	(2)
NOK	542,000	EUR	58,757	Citibank N.A.	12/21/16	961
NOK	90,000	EUR	9,704	Citibank N.A.	12/21/16	218
NOK	15,938,000	EUR	1,745,894	Citibank N.A.	12/21/16	8,343
NOK	13,476,000	EUR	1,486,577	Citibank N.A.	12/21/16	(4,363)
NOK	8,878,000	EUR	984,342	Citibank N.A.	12/21/16	(8,358)
NOK	6,042,000	EUR	669,114	Citibank N.A.	12/21/16	(4,821)
NOK	3,070,000	EUR	337,678	Citibank N.A.	12/21/16	87
NOK	1,661,000	EUR	182,904	Credit Suisse International	12/21/16	(180)
NOK	88,000	EUR	9,461	Deutsche Bank AG	12/21/16	243
NZD	176,000	USD	126,805	Bank of America N.A.	12/21/16	(1,176)
NZD	45,325	USD	32,059	BNP Paribas S.A.	12/21/16	294
NZD	2,749,000	USD	1,972,770	Citibank N.A.	12/21/16	(10,536)
NZD	6,304,000	USD	4,691,815	Citibank N.A.	12/21/16	(192,024)
NZD	14,000	USD	10,272	Citibank N.A.	12/21/16	(279)
NZD	2,206,000	USD	1,600,100	Citibank N.A.	12/21/16	(25,459)
NZD	276,000	USD	202,198	Citibank N.A.	12/21/16	(5,189)
NZD	1,145,675	USD	810,393	JPMorgan Chase Bank N.A.	12/21/16	7,389
NZD	209,000	USD	149,413	UBS AG	12/21/16	(229)
NZD	65,000	USD	48,319	UBS AG	12/21/16	(1,922)
NZD	98,000	USD	71,653	UBS AG	12/21/16	(1,701)
PHP	566,000	USD	12,021	JPMorgan Chase Bank N.A.	12/21/16	(377)
PHP	108,070,000	USD	2,304,510	UBS AG	12/21/16	(81,276)
PLN	1,471,000	EUR	341,178	BNP Paribas S.A.	12/21/16	(775)
PLN	3,633,000	EUR	838,134	Citibank N.A.	12/21/16	3,025
PLN	59,000	EUR	13,545	Citibank N.A.	12/21/16	122
PLN	3,917,000	EUR	900,841	Citibank N.A.	12/21/16	6,356
PLN	2,027,000	EUR	469,572	Citibank N.A.	12/21/16	(449)
PLN	4,024,000	EUR	932,620	Citibank N.A.	12/21/16	(1,360)
PLN	2,149,000	EUR	501,048	Citibank N.A.	12/21/16	(4,012)
PLN	293,000	EUR	67,110	UBS AG	12/21/16	778
PLN	619,000	EUR	143,304	UBS AG	12/21/16	(35)
RON	2,307,000	EUR	517,628	BNP Paribas S.A.	12/21/16	(6,900)
RON	455,000	EUR	102,172	BNP Paribas S.A.	12/21/16	(1,451)
RON	207,000	EUR	46,416	Citibank N.A.	12/21/16	(587)
RON	25,968,000	EUR	5,820,464	Citibank N.A.	12/21/16	(71,011)
RON	1,245,000	EUR	279,461	Citibank N.A.	12/21/16	(3,852)
RON	1,494,000	EUR	331,272	HSBC Bank USA N.A.	12/21/16	(132)
RON	1,886,000	EUR	418,071	UBS AG	12/21/16	(33)
RON	1,670,000	EUR	374,804	UBS AG	12/21/16	(5,107)
RON	7,000	EUR	1,563	UBS AG	12/21/16	(13)
SEK	31,000	EUR	3,254	Citibank N.A.	12/21/16	(140)
SEK	908,000	EUR	95,888	Citibank N.A.	12/21/16	(4,718)

See Notes to Consolidated Financial Statements.

16	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,607,000	EUR	274,479	Citibank N.A.	12/21/16	$(12,631)
SEK	3,979,000	EUR	417,356	Citibank N.A.	12/21/16	(17,547)
SEK	17,423,000	EUR	1,819,785	Citibank N.A.	12/21/16	(68,353)
SEK	9,918,000	EUR	1,034,017	Citibank N.A.	12/21/16	(36,829)
SEK	851,000	EUR	88,508	Citibank N.A.	12/21/16	(2,924)
SEK	3,181,000	EUR	331,064	Citibank N.A.	12/21/16	(11,178)
SEK	16,988,000	EUR	1,777,862	Deutsche Bank AG	12/21/16	(70,509)
SEK	457,000	EUR	47,096	UBS AG	12/21/16	(1,093)
SGD	755,000	USD	555,474	BNP Paribas S.A.	12/21/16	(12,628)
SGD	642,000	USD	470,530	BNP Paribas S.A.	12/21/16	(8,931)
SGD	2,211,000	USD	1,644,376	Citibank N.A.	12/21/16	(54,665)
SGD	699,000	USD	514,474	Credit Suisse International	12/21/16	(11,893)
SGD	986,000	USD	733,058	HSBC Bank USA N.A.	12/21/16	(24,123)
SGD	820,000	USD	605,211	HSBC Bank USA N.A.	12/21/16	(15,630)
SGD	1,078,000	USD	790,797	JPMorgan Chase Bank N.A.	12/21/16	(15,715)
SGD	151,000	USD	111,263	UBS AG	12/21/16	(2,693)
SGD	117,000	USD	84,383	UBS AG	12/21/16	(260)
THB	604,000	USD	17,270	Deutsche Bank AG	12/21/16	(27)
THB	1,525,000	USD	43,627	HSBC Bank USA N.A.	12/21/16	(91)
THB	3,833,000	USD	110,276	HSBC Bank USA N.A.	12/21/16	(850)
THB	118,864,000	USD	3,430,914	Standard Chartered Bank	12/21/16	(37,536)
THB	73,549,000	USD	2,091,837	UBS AG	12/21/16	7,869
THB	3,730,000	USD	106,739	UBS AG	12/21/16	(254)
TRY	1,978,000	USD	648,206	BNP Paribas S.A.	12/21/16	(15,657)
TRY	2,227,000	USD	718,740	BNP Paribas S.A.	12/21/16	(6,563)
TRY	846,000	USD	270,307	Citibank N.A.	12/21/16	237
TRY	1,489,000	USD	491,591	Citibank N.A.	12/21/16	(15,421)
TRY	3,587,000	USD	1,156,936	Citibank N.A.	12/21/16	(9,842)
TRY	1,666,000	USD	537,797	Citibank N.A.	12/21/16	(5,023)
TRY	1,025,000	USD	338,115	Deutsche Bank AG	12/21/16	(10,328)
TRY	258,000	USD	82,876	HSBC Bank USA N.A.	12/21/16	(370)
TRY	13,000	USD	4,338	HSBC Bank USA N.A.	12/21/16	(180)
TRY	833,000	USD	274,647	UBS AG	12/21/16	(8,260)
TWD	16,545,000	USD	531,310	BNP Paribas S.A.	12/21/16	(6,845)
TWD	30,318,000	USD	972,660	Citibank N.A.	12/21/16	(11,599)
TWD	3,997,000	USD	128,315	Citibank N.A.	12/21/16	(1,612)
TWD	1,680,000	USD	53,580	Citibank N.A.	12/21/16	(325)
TWD	2,485,000	USD	78,789	Deutsche Bank AG	12/21/16	(16)
TWD	5,867,000	USD	188,710	Deutsche Bank AG	12/21/16	(2,730)
TWD	10,262,000	USD	329,650	Deutsche Bank AG	12/21/16	(4,351)
TWD	16,135,000	USD	515,133	HSBC Bank USA N.A.	12/21/16	(3,664)
TWD	2,907,000	USD	92,884	HSBC Bank USA N.A.	12/21/16	(734)
TWD	11,831,000	USD	375,361	JPMorgan Chase Bank N.A.	12/21/16	(326)
TWD	6,744,000	USD	214,299	UBS AG	12/21/16	(519)
TWD	689,000	USD	21,761	UBS AG	12/21/16	80
USD	831,042	AUD	1,096,000	Citibank N.A.	12/21/16	(1,650)
USD	2,277,560	AUD	3,054,000	Citibank N.A.	12/21/16	(42,733)
USD	584,848	AUD	759,000	Citibank N.A.	12/21/16	8,194
USD	500,065	AUD	666,000	Citibank N.A.	12/21/16	(5,932)
USD	485,941	AUD	638,000	Citibank N.A.	12/21/16	1,217
USD	1,379,882	AUD	1,800,000	Citibank N.A.	12/21/16	12,322
USD	473,587	AUD	621,000	Credit Suisse International	12/21/16	1,779
USD	3,107,184	AUD	4,055,000	Deutsche Bank AG	12/21/16	26,376
USD	1,244,939	AUD	1,639,000	Deutsche Bank AG	12/21/16	(300)
USD	32,177	AUD	43,000	Deutsche Bank AG	12/21/16	(493)
USD	198,838	AUD	264,000	UBS AG	12/21/16	(1,738)
USD	173,636	BRL	573,000	Bank of America N.A.	12/21/16	(3,304)
USD	214,726	BRL	732,000	Bank of America N.A.	12/21/16	(11,313)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	17

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,342,909	BRL	4,544,000	BNP Paribas S.A.	12/21/16	$(60,259)
USD	418,910	BRL	1,408,000	Citibank N.A.	12/21/16	(15,874)
USD	222,725	BRL	738,000	Citibank N.A.	12/21/16	(5,166)
USD	54,710	BRL	183,000	Deutsche Bank AG	12/21/16	(1,799)
USD	272,368	BRL	909,000	HSBC Bank USA N.A.	12/21/16	(8,328)
USD	490,987	BRL	1,607,000	JPMorgan Chase Bank N.A.	12/21/16	(5,248)
USD	746,690	CAD	985,000	Bank of America N.A.	12/21/16	12,049
USD	1,051,189	CAD	1,388,000	Bank of America N.A.	12/21/16	15,979
USD	1,173,571	CAD	1,506,000	Citibank N.A.	12/21/16	50,354
USD	352,151	CAD	465,000	Citibank N.A.	12/21/16	5,340
USD	1,915,174	CAD	2,526,000	Citibank N.A.	12/21/16	31,212
USD	2,564,060	CAD	3,383,000	Citibank N.A.	12/21/16	40,923
USD	537,719	CLP	360,514,000	BNP Paribas S.A.	12/21/16	(12,321)
USD	262,420	CLP	172,646,000	BNP Paribas S.A.	12/21/16	(988)
USD	333,788	CLP	227,889,000	BNP Paribas S.A.	12/21/16	(13,905)
USD	194,046	CLP	130,593,000	Citibank N.A.	12/21/16	(5,201)
USD	1,502,092	CLP	999,717,000	Deutsche Bank AG	12/21/16	(23,189)
USD	258,521	CLP	173,464,959	HSBC Bank USA N.A.	12/21/16	(6,136)
USD	957,544	CLP	636,767,000	JPMorgan Chase Bank N.A.	12/21/16	(13,979)
USD	170,770	CLP	115,451,000	JPMorgan Chase Bank N.A.	12/21/16	(5,375)
USD	401,342	CLP	272,403,000	JPMorgan Chase Bank N.A.	12/21/16	(14,266)
USD	29,856	CLP	20,032,041	JPMorgan Chase Bank N.A.	12/21/16	(707)
USD	46,068	CLP	31,050,000	UBS AG	12/21/16	(1,305)
USD	247,486	COP	731,322,000	Bank of America N.A.	12/21/16	6,112
USD	173,554	COP	529,881,000	BNP Paribas S.A.	12/21/16	(1,334)
USD	69,211	COP	205,229,000	BNP Paribas S.A.	12/21/16	1,474
USD	430,718	COP	1,276,217,000	Citibank N.A.	12/21/16	9,499
USD	323,849	COP	961,507,000	Credit Suisse International	12/21/16	6,501
USD	84,358	COP	248,601,000	Deutsche Bank AG	12/21/16	2,307
USD	396,998	COP	1,191,789,000	Deutsche Bank AG	12/21/16	3,645
USD	457,787	COP	1,353,219,000	Deutsche Bank AG	12/21/16	11,154
USD	208,391	COP	627,410,000	HSBC Bank USA N.A.	12/21/16	1,312
USD	10,613	COP	30,830,000	JPMorgan Chase Bank N.A.	12/21/16	438
USD	114,904	EUR	102,000	BNP Paribas S.A.	12/21/16	2,683
USD	3,422,458	EUR	3,030,789	Citibank N.A.	12/21/16	87,973
USD	3,873,082	EUR	3,511,000	Citibank N.A.	12/21/16	10,268
USD	1,669,697	EUR	1,488,000	Citibank N.A.	12/21/16	32,594
USD	134,339	EUR	119,000	Citibank N.A.	12/21/16	3,415
USD	1,539,810	EUR	1,368,000	Citibank N.A.	12/21/16	34,731
USD	1,182,334	EUR	1,071,000	Citibank N.A.	12/21/16	4,016
USD	201,769	EUR	179,000	Citibank N.A.	12/21/16	4,833
USD	298,669	EUR	270,000	HSBC Bank USA N.A.	12/21/16	1,614
USD	363,531	EUR	327,000	JPMorgan Chase Bank N.A.	12/21/16	3,765
USD	406,396	EUR	373,000	UBS AG	12/21/16	(3,980)
USD	1,101,074	GBP	902,000	BNP Paribas S.A.	12/21/16	(4,273)
USD	101,376	GBP	76,000	Citibank N.A.	12/21/16	8,243
USD	140,203	GBP	106,000	Citibank N.A.	12/21/16	10,306
USD	1,350,379	GBP	1,036,000	Citibank N.A.	12/21/16	80,823
USD	58,471	GBP	47,000	Credit Suisse International	12/21/16	875
USD	730,586	GBP	546,000	HSBC Bank USA N.A.	12/21/16	61,496
USD	201,784	GBP	165,000	HSBC Bank USA N.A.	12/21/16	(413)
USD	412,524	GBP	317,000	HSBC Bank USA N.A.	12/21/16	24,060
USD	79,219	IDR	1,036,898,000	BNP Paribas S.A.	12/21/16	232
USD	123,812	IDR	1,634,316,000	Citibank N.A.	12/21/16	(685)
USD	107,721	IDR	1,405,789,000	Citibank N.A.	12/21/16	633
USD	469,357	IDR	6,284,694,000	Deutsche Bank AG	12/21/16	(9,389)
USD	617,350	IDR	8,145,929,000	Deutsche Bank AG	12/21/16	(3,179)
USD	1,532,211	IDR	20,415,174,000	HSBC Bank USA N.A.	12/21/16	(22,946)

See Notes to Consolidated Financial Statements.

18	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	641,099	IDR	8,397,755,000	HSBC Bank USA N.A.	12/21/16	$1,387
USD	571,161	IDR	7,503,341,000	HSBC Bank USA N.A.	12/21/16	(417)
USD	49,518	IDR	664,039,000	UBS AG	12/21/16	(1,066)
USD	256,335	IDR	3,381,648,000	UBS AG	12/21/16	(1,267)
USD	660,898	INR	44,451,000	BNP Paribas S.A.	12/21/16	(997)
USD	379,082	INR	25,544,000	BNP Paribas S.A.	12/21/16	(1,279)
USD	933,473	INR	62,787,000	Citibank N.A.	12/21/16	(1,453)
USD	714,776	INR	48,088,000	HSBC Bank USA N.A.	12/21/16	(1,275)
USD	1,020,774	INR	68,841,000	HSBC Bank USA N.A.	12/21/16	(4,299)
USD	459,046	INR	30,880,000	HSBC Bank USA N.A.	12/21/16	(771)
USD	567,647	INR	38,231,000	JPMorgan Chase Bank N.A.	12/21/16	(1,630)
USD	3,226,760	INR	215,483,000	Standard Chartered Bank	12/21/16	18,123
USD	74,982	INR	5,086,000	UBS AG	12/21/16	(751)
USD	288,372	INR	19,419,000	UBS AG	12/21/16	(785)
USD	467,079	INR	31,384,000	UBS AG	12/21/16	(242)
USD	488,864	INR	32,991,000	UBS AG	12/21/16	(2,386)
USD	285,685	INR	19,298,000	UBS AG	12/21/16	(1,671)
USD	601,448	JPY	60,798,000	Bank of America N.A.	12/21/16	20,542
USD	453,764	JPY	45,893,000	BNP Paribas S.A.	12/21/16	15,270
USD	453,735	JPY	45,880,000	Citibank N.A.	12/21/16	15,366
USD	360,560	JPY	36,132,000	Citibank N.A.	12/21/16	15,329
USD	554,525	JPY	55,749,000	Credit Suisse International	12/21/16	21,860
USD	127,367	JPY	12,745,000	Credit Suisse International	12/21/16	5,592
USD	25,733	JPY	2,611,000	Deutsche Bank AG	12/21/16	785
USD	204,745	JPY	20,929,000	HSBC Bank USA N.A.	12/21/16	4,774
USD	705,826	JPY	71,425,000	HSBC Bank USA N.A.	12/21/16	23,382
USD	479,468	JPY	49,286,000	UBS AG	12/21/16	8,555
USD	78,033	JPY	7,982,000	UBS AG	12/21/16	1,768
USD	261,022	KRW	293,444,000	Bank of America N.A.	12/21/16	4,598
USD	633,212	KRW	697,420,000	Citibank N.A.	12/21/16	23,776
USD	68,231	KRW	75,279,000	Deutsche Bank AG	12/21/16	2,449
USD	164,691	KRW	187,517,000	HSBC Bank USA N.A.	12/21/16	830
USD	557,519	KRW	614,364,000	HSBC Bank USA N.A.	12/21/16	20,661
USD	45,290	KRW	49,441,000	JPMorgan Chase Bank N.A.	12/21/16	2,086
USD	223,095	KRW	249,063,000	JPMorgan Chase Bank N.A.	12/21/16	5,452
USD	2,572,053	KRW	2,802,457,000	Standard Chartered Bank	12/21/16	123,142
USD	118,763	KRW	132,634,000	UBS AG	12/21/16	2,861
USD	630,106	KRW	713,721,000	UBS AG	12/21/16	6,425
USD	313,213	MXN	6,206,000	Bank of America N.A.	12/21/16	(13,400)
USD	79,583	MXN	1,512,000	Bank of America N.A.	12/21/16	8
USD	520,294	MXN	9,944,000	Citibank N.A.	12/21/16	(3,045)
USD	609,495	MXN	12,090,000	Citibank N.A.	12/21/16	(26,785)
USD	763,973	MXN	14,574,000	Citibank N.A.	12/21/16	(3,036)
USD	328,691	MXN	6,338,000	Citibank N.A.	12/21/16	(4,868)
USD	561,234	MXN	11,221,000	Deutsche Bank AG	12/21/16	(29,311)
USD	1,435,984	MXN	28,115,000	JPMorgan Chase Bank N.A.	12/21/16	(43,669)
USD	108,108	MYR	446,000	Deutsche Bank AG	12/21/16	2,041
USD	426,044	MYR	1,770,000	Deutsche Bank AG	12/21/16	5,104
USD	404,405	MYR	1,671,000	Deutsche Bank AG	12/21/16	7,009
USD	208,539	MYR	865,000	HSBC Bank USA N.A.	12/21/16	2,826
USD	327,060	MYR	1,359,000	HSBC Bank USA N.A.	12/21/16	3,864
USD	786,104	MYR	3,186,000	JPMorgan Chase Bank N.A.	12/21/16	28,412
USD	342,718	NZD	472,000	BNP Paribas S.A.	12/21/16	5,804
USD	400,123	NZD	569,000	BNP Paribas S.A.	12/21/16	(6,029)
USD	1,045,608	NZD	1,466,000	Citibank N.A.	12/21/16	(822)
USD	185,417	NZD	263,000	Citibank N.A.	12/21/16	(2,312)
USD	363,274	NZD	509,000	Credit Suisse International	12/21/16	(50)
USD	68,420	NZD	94,000	Credit Suisse International	12/21/16	1,323

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	19

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,318,144	NZD	1,852,000	Credit Suisse International	12/21/16	$(3,812)
USD	18,187	NZD	25,000	Deutsche Bank AG	12/21/16	342
USD	2,272,046	NZD	3,191,000	JPMorgan Chase Bank N.A.	12/21/16	(5,688)
USD	68,007	NZD	94,000	UBS AG	12/21/16	910
USD	2,137,896	PHP	103,239,000	Bank of America N.A.	12/21/16	14,046
USD	378,400	PHP	18,556,000	Bank of America N.A.	12/21/16	(3,337)
USD	737,258	PHP	35,757,000	BNP Paribas S.A.	12/21/16	1,659
USD	1,075,424	PHP	51,259,000	Citibank N.A.	12/21/16	20,915
USD	95,746	PHP	4,637,000	Citibank N.A.	12/21/16	353
USD	468,458	PHP	22,835,000	Deutsche Bank AG	12/21/16	(1,307)
USD	392,201	PHP	18,959,000	Deutsche Bank AG	12/21/16	2,173
USD	1,820,328	PHP	88,741,000	HSBC Bank USA N.A.	12/21/16	(5,266)
USD	330,776	PHP	16,036,000	HSBC Bank USA N.A.	12/21/16	880
USD	686,974	PHP	33,332,000	HSBC Bank USA N.A.	12/21/16	1,263
USD	1,423,293	PHP	69,293,000	HSBC Bank USA N.A.	12/21/16	(2,214)
USD	244,914	PHP	11,846,000	JPMorgan Chase Bank N.A.	12/21/16	1,216
USD	35,564	PHP	1,719,000	UBS AG	12/21/16	201
USD	27,871	PHP	1,362,000	UBS AG	12/21/16	(148)
USD	959,777	SGD	1,310,000	Bank of America N.A.	12/21/16	17,886
USD	280,339	SGD	386,000	Bank of America N.A.	12/21/16	2,805
USD	77,353	SGD	107,000	BNP Paribas S.A.	12/21/16	420
USD	401,416	SGD	546,000	Citibank N.A.	12/21/16	8,842
USD	1,909,423	SGD	2,656,000	Credit Suisse International	12/21/16	(243)
USD	107,708	SGD	148,000	JPMorgan Chase Bank N.A.	12/21/16	1,296
USD	344,815	SGD	471,000	UBS AG	12/21/16	6,166
USD	511,938	SGD	714,000	UBS AG	12/21/16	(1,429)
USD	209,082	SGD	287,000	UBS AG	12/21/16	2,729
USD	35,370	THB	1,234,000	HSBC Bank USA N.A.	12/21/16	141
USD	62,893	THB	2,212,000	HSBC Bank USA N.A.	12/21/16	(256)
USD	8,564	THB	303,000	HSBC Bank USA N.A.	12/21/16	(86)
USD	107,007	THB	3,743,000	UBS AG	12/21/16	150
USD	495,326	TRY	1,555,000	BNP Paribas S.A.	12/21/16	(1,951)
USD	649,839	TRY	1,963,000	Citibank N.A.	12/21/16	22,086
USD	170,037	TRY	516,000	Citibank N.A.	12/21/16	5,024
USD	686,570	TRY	2,078,696	Citibank N.A.	12/21/16	21,819
USD	226,889	TRY	713,000	Citibank N.A.	12/21/16	(1,123)
USD	117,841	TRY	358,000	Citibank N.A.	12/21/16	3,355
USD	343,641	TRY	1,071,000	Credit Suisse International	12/21/16	1,143
USD	174,116	TRY	544,000	JPMorgan Chase Bank N.A.	12/21/16	149
USD	1,577,318	TRY	4,717,000	UBS AG	12/21/16	68,858
USD	115,295	TRY	346,000	UBS AG	12/21/16	4,647
USD	10,323	TRY	31,304	UBS AG	12/21/16	313
USD	305,118	TRY	930,000	UBS AG	12/21/16	7,711
USD	316,400	TWD	9,836,644	Citibank N.A.	12/21/16	4,584
USD	201,782	TWD	6,252,000	HSBC Bank USA N.A.	12/21/16	3,597
USD	366,457	TWD	11,395,356	HSBC Bank USA N.A.	12/21/16	5,232
USD	335,394	ZAR	4,649,000	BNP Paribas S.A.	12/21/16	(5,999)
USD	395,840	ZAR	5,788,000	BNP Paribas S.A.	12/21/16	(29,193)
USD	109,387	ZAR	1,503,000	Citibank N.A.	12/21/16	(983)
USD	849,873	ZAR	11,738,000	Citibank N.A.	12/21/16	(12,089)
USD	558,016	ZAR	8,104,000	Citibank N.A.	12/21/16	(37,089)
USD	981,972	ZAR	13,705,000	Citibank N.A.	12/21/16	(24,434)
USD	1,337,546	ZAR	19,115,000	HSBC Bank USA N.A.	12/21/16	(66,135)
USD	124,728	ZAR	1,819,000	HSBC Bank USA N.A.	12/21/16	(8,848)
USD	3,650	ZAR	51,000	UBS AG	12/21/16	(95)
USD	122,944	ZAR	1,778,000	UBS AG	12/21/16	(7,621)
ZAR	10,035,000	USD	696,232	Bank of America N.A.	12/21/16	40,673
ZAR	6,690,000	USD	479,443	Citibank N.A.	12/21/16	11,827

See Notes to Consolidated Financial Statements.

20	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	5,914,000	USD	406,725	Citibank N.A.	12/21/16	$27,561
ZAR	415,000	USD	28,497	Citibank N.A.	12/21/16	1,978
ZAR	3,919,000	USD	277,555	Citibank N.A.	12/21/16	10,231
ZAR	7,667,000	USD	551,300	Citibank N.A.	12/21/16	11,714
ZAR	1,504,000	USD	105,257	HSBC Bank USA N.A.	12/21/16	5,187
ZAR	11,008,000	USD	776,305	UBS AG	12/21/16	32,051
ZAR	8,647,000	USD	612,548	UBS AG	12/21/16	22,431
INR	403,712,296	USD	5,965,898	HSBC Bank USA N.A.	1/06/17	32,710
INR	177,483,768	USD	2,622,784	HSBC Bank USA N.A.	1/06/17	14,380
INR	192,488,000	USD	2,846,613	UBS AG	1/06/17	13,493
Total						$(1,088,921)

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.90%[1]	1 Month MXIBOR	Citibank N.A.	3/15/17	[2]	3/09/22	MXN	10,000	$(7,445)	—	$(7,445)
5.96%[1]	1 Month MXIBOR	Bank of America N.A.	3/15/17	[2]	3/09/22	MXN	44,410	(27,109)	—	(27,109)
6.08%[1]	1 Month MXIBOR	Citibank N.A.	3/15/17	[2]	3/09/22	MXN	10,000	(3,390)	—	(3,390)
1.84%[1]	6 Month PLN WIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	PLN	2,000	(8,463)	—	(8,463)
8.18%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	ZAR	10,000	10,941	—	10,941
1.91%[1]	6 Month THB Fixing Rate	Citibank N.A.	3/15/17	[2]	3/15/22	THB	12,750	(703)	—	(703)
1.93%[1]	6 Month THB Fixing Rate	Bank of America N.A.	3/15/17	[2]	3/15/22	THB	49,030	(1,211)	—	(1,211)
1.94%[1]	6 Month THB Fixing Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	THB	19,160	(343)	—	(343)
1.93%[1]	6 Month THB Fixing Rate	Citibank N.A.	3/15/17	[2]	3/15/22	THB	30,000	(741)	—	(741)
1.91%[1]	6 Month PLN WIBOR	Citibank N.A.	3/15/17	[2]	3/15/22	PLN	3,300	(11,505)	—	(11,505)
1.92%[1]	6 Month THB Fixing Rate	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	THB	65,880	(2,519)	—	(2,519)
1.91%[1]	6 Month PLN WIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	PLN	14,430	(49,446)	—	(49,446)
8.00%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	ZAR	34,590	19,568	—	19,568
1.93%[1]	6 Month PLN WIBOR	Citibank N.A.	3/15/17	[2]	3/15/22	PLN	2,000	(6,495)	—	(6,495)
7.69%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	ZAR	2,500	(893)	—	(893)
1.84%[1]	6 Month THB Fixing Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	THB	19,000	(2,785)	—	(2,785)
3.72%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	CLP	175,000	53	—	53
3.73%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	CLP	1,420,506	1,416	—	1,416
3.73%[1]	1 Day CLP Interbank Rate	Citibank N.A.	3/15/17	[2]	3/15/22	CLP	176,770	201	—	201
1.27%[1]	3 Month LIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	KRW	300,000	(1,986)	—	(1,986)
1.28%[1]	3 Month LIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	KRW	801,010	(5,152)	—	(5,152)
1.28%[1]	3 Month LIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	KRW	324,570	(2,047)	—	(2,047)
1.28%[1]	3 Month LIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	KRW	1,464,470	(9,235)	—	(9,235)
1.29%[1]	3 Month LIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	KRW	302,120	(1,842)	—	(1,842)
3.36%[1]	3 Month KLIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	MYR	5,950	(12,863)	—	(12,863)
3.37%[1]	3 Month KLIBOR	BNP Paribas S.A.	3/15/17	[2]	3/15/22	MYR	12,800	(26,809)	—	(26,809)
3.38%[1]	3 Month KLIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	MYR	1,010	(1,996)	—	(1,996)
3.41%[1]	3 Month KLIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	MYR	1,750	(2,816)	—	(2,816)
3.45%[1]	3 Month KLIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	MYR	2,750	(3,239)	—	(3,239)
3.81%[1]	1 Day CLP Interbank Rate	Citibank N.A.	3/15/17	[2]	3/15/22	CLP	200,000	1,313	—	1,313
0.78%[1]	3 Month TWD Secondary Bank Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	TWD	55,720	(15,584)	—	(15,584)
0.78%[1]	3 Month TWD Secondary Bank Rate	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	TWD	89,410	(25,006)	—	(25,006)
0.79%[1]	3 Month TWD Secondary Bank Rate	Citibank N.A.	3/15/17	[2]	3/15/22	TWD	11,500	(2,950)	—	(2,950)
0.81%[1]	3 Month TWD Secondary Bank Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	TWD	15,000	(3,383)	—	(3,383)
Total								$(204,464)	—	$(204,464)

[1] Fund pays the floating rate and receives the fixed rate.
[2] Forward swap.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	21

Consolidated Schedule of Investments (continued)

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	11/02/16 – 3/05/18	$65,314,266	$5,849,898	[2]	$71,594,916
	UBS AG	8/24/17	$63,582,389	3,065,640	[3]	66,367,791
Total				$8,915,538		$137,962,707

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,684 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open

Taiwan Interbank Money Center TAIBOR 1 Week

IntercontinentalExchange LIBOR:

USD 1 Month; USD Spot Next; USD 1 Week

GBP 1 Week; GBP Overnight

Hong Kong HIBOR Fixing 2 Week

JPY Spot Next

[2] Amount includes $(430,752) of net dividends and financing fees.
[3] Amount includes $280,238 of net dividends and financing fees.

See Notes to Consolidated Financial Statements.

22	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2016, expiration dates 11/02/16 — 3/05/18:

Reference Entity — Long	Shares	Value
Brazil
AES Tiete Energia SA	47,500	$246,131
Ambev SA	123,000	725,592
Banco Bradesco SA, Preference Shares	55,504	581,471
Banco do Brasil SA	34,200	313,821
Banco do Estado do Rio Grande do Sul, Preference Shares	15,900	67,744
BM&FBovespa SA	163,900	965,326
CETIP SA — Mercados Organizado	25,900	364,077
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	23,178	441,541
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	4,400	84,085
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	52,346	550,680
Cia Energetica de Minas Gerais — ADR	31,750	95,885
Cia Energetica de Minas Gerais, Preference Shares	13,100	40,014
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	33,700	156,570
Companhia de Saneamento Basico do Estado de Sao Paulo	33,200	350,514
CPFL Energia SA — ADR	14,880	226,176
CVC Brasil Operadora e Agencia de Viagens SA	27,900	214,145
Embraer SA	15,300	82,204
Engie Brasil Energia SA	71,300	905,769
Equatorial Energia SA	8,800	156,977
Fibria Celulose SA	30,200	241,638
Fibria Celulose SA — Sponsored — ADR	3,435	27,411
Fleury SA	79,600	1,053,603
Gerdau SA, Preference Shares	22,300	76,988
Gol Linhas Aereas Inteligentes SA — ADR	4,456	109,618
Hypermarcas SA	67,100	562,530
Itau Unibanco Holding SA, Preference Shares	42,497	511,242
Itau Unibanco Holding SA, Preference Shares — ADR	90,854	1,083,888
Itausa — Investimentos Itau SA, Preference Shares	79,020	233,693
JBS SA	11,300	34,374
Localiza Rent a Car SA	10,500	130,362
Lojas Renner SA	71,300	603,102
M Dias Branco SA	7,300	311,737
Magazine Luiza SA	2,700	78,209
Marfrig Global Foods SA	48,100	85,742
Minerva SA	9,900	31,356
MRV Engenharia e Participacoes SA	11,500	44,530
Multiplan Empreendimentos Imobiliarios SA	2,800	56,272
Multiplus SA	16,700	226,434
Odontoprev SA	29,500	110,902
Petroleo Brasileiro SA, Preference Shares	240,500	1,332,846
Porto Seguro SA	3,300	31,294
Qualicorp SA	65,400	420,838
Raia Drogasil SA	11,500	255,291
Smiles SA	37,600	686,271
Telefonica Brasil SA, Preference Shares	12,100	175,056
Transmissora Alianca de Energia Eletrica SA	14,300	92,959

		15,176,908
Chile
Empresa Nacional de Electricidad SA — ADR	142,277	2,953,670
Enersis SA — ADR	118,568	1,027,985

		3,981,655

Reference Entity — Long	Shares	Value
China
Agile Property Holdings Ltd.	104,000	$57,650
Air China Ltd., Class H	356,000	233,904
Alibaba Group Holding Ltd. — ADR	40,836	4,152,613
Anhui Conch Cement Co. Ltd., Class H	140,500	388,330
Anhui Expressway Co. Ltd., Class H	36,000	29,004
Bank of China Ltd., Class H	4,800,000	2,150,971
Bank of Communications Co. Ltd., Class H	642,000	487,967
Beijing Capital International Airport Co. Ltd., Class H	208,000	217,688
BYD Electronic International Co. Ltd.	11,000	8,655
China Agri-Industries Holdings Ltd.	350,000	136,780
China Biologic Products, Inc.	14,027	1,656,729
China Cinda Asset Management Co. Ltd.	732,000	262,973
China CITIC Bank Corp. Ltd., Class H	72,000	46,435
China Communications Construction Co. Ltd., Class H	179,000	196,551
China Communications Services Corp. Ltd., Class H	1,026,000	608,774
China Construction Bank Corp., Class H	3,331,000	2,432,452
China Everbright Bank Co. Ltd., Class H	139,000	63,374
China Harmony New Energy Auto Holding Ltd.	88,500	41,125
China Lesso Group Holdings Ltd.	54,000	39,530
China Life Insurance Co. Ltd., Class H	81,000	200,534
China Machinery Engineering Corp.	25,000	14,917
China Pacific Insurance Group Co. Ltd., Class H	162,200	584,794
China Petroleum & Chemical Corp. — ADR	40,383	2,924,537
China Petroleum & Chemical Corp. Class H	698,000	504,794
China Railway Construction Corp. Ltd., Class H	175,000	218,754
China Railway Group Ltd., Class H	1,136,000	875,680
China Shipping Development Co. Ltd.	126,000	69,518
China Telecom Corp. Ltd., Class H	310,000	159,824
China Unicom Hong Kong Ltd.	160,000	187,842
China Vanke Co. Ltd., Class H	91,000	237,517
Chongqing Rural Commercial Bank, Co. Ltd., Class H	36,000	21,545
CITIC Securities Co. Ltd., Class H	115,000	254,331
CNOOC Ltd.	165,000	207,615
CNOOC Ltd. — ADR	7,435	932,944
Datang International Power Generation Co. Ltd., Class H	792,000	213,360
Dongfang Electric Corp. Ltd.	331,000	255,991
Dongfeng Motor Group Co. Ltd., Class H	548,000	571,168
GF Securities Co. Ltd., Class H	1,200	2,666
Great Wall Motor Co. Ltd., Class H	365,000	356,221
Guangzhou Automobile Group Co. Ltd., Class H	208,000	251,183
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	56,000	132,291
Hollysys Automation Technologies Ltd.	871	17,342
Huadian Fuxin Energy Corp. Ltd.	46,000	10,652
Huadian Power International Corp. Ltd., Class H	500,000	214,295
Huaneng Power International, Inc., Class H	992,000	609,761
Huatai Securities Co. Ltd., Class H	12,800	27,021
Industrial & Commercial Bank of China Ltd., Class H	3,812,000	2,288,112
Jiangsu Expressway Co. Ltd., Class H	34,000	46,228
Jiangxi Copper Co. Ltd., Class H	237,000	279,774
Lenovo Group Ltd.	760,000	486,843
Longfor Properties Co. Ltd.	306,500	406,811
Lonking Holdings Ltd.	105,000	17,165
Metallurgical Corp. of China Ltd.	977,000	317,676
NetEase, Inc. — ADR	13,915	3,576,016

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	23

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
China (continued)
New China Life Insurance Co. Ltd., Class H	15,800	$68,225
People’s Insurance Co. Group of China Ltd., Class H	631,000	250,716
PetroChina Co. Ltd., Class H	66,000	45,160
PICC Property & Casualty Co. Ltd., Class H	452,000	729,574
Ping An Insurance Group Co. of China Ltd., Class H	273,500	1,439,571
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	25,000	76,768
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	91,700	235,973
Shenzhen Expressway Co. Ltd.	58,000	58,124
Sino-Ocean Land Holdings Ltd.	444,000	184,410
Sinopec Engineering Group Co. Ltd., Class H	58,500	51,647
Sinopec Shanghai Petrochemical Co. Ltd., Class H	628,000	320,125
Sinopharm Group Co. Ltd., Class H	161,200	782,787
Sinotrans Ltd., Class H	320,000	150,683
Sohu.com, Inc.	25,257	945,370
Tencent Holdings Ltd.	236,000	6,254,548
Tianjin Capital Environmental Protection Group Co. Ltd.	40,000	22,323
Tianneng Power International Ltd.	612,000	552,457
Weibo Corp. — ADR	2	92
Weichai Power Co. Ltd., Class H	413,000	623,045
Xinjiang Goldwind Science & Technology Co. Ltd.	39,800	54,870
XTEP International Holdings Ltd.	47,000	20,684
Zhejiang Expressway Co. Ltd., Class H	156,000	163,324
Zijin Mining Group Co. Ltd., Class H	50,000	15,891
ZTE Corp., Class H	649,160	891,921

		44,625,515
Czech Republic
CEZ AS	16,739	315,718
Czech Republic AS	8,854	81,241

		396,959
Egypt
Global Telecom Holding — GDR	3,592	7,364
Global Telecom Holding SAE	26,000	14,083
Talaat Moustafa Group	19,311	12,330

		33,777
Greece
Tsakos Energy Navigation Ltd.	4,446	20,007
Hong Kong
Beijing Enterprises Holdings Ltd.	12,000	59,974
Belle International Holdings Ltd.	565,000	341,193
China Everbright Ltd.	26,000	50,844
China High Speed Transmission Equipment Group Co. Ltd.	417,000	432,220
China Jinmao Holdings Group Ltd.	236,000	65,074
China Mobile Ltd.	129,500	1,483,603
China Mobile Ltd. — ADR	39,485	2,267,624
China Power International Development Ltd.	497,000	180,731
China Resources Beer Holdings Co. Ltd.	54,000	114,754
China Resources Cement Holdings Ltd.	518,000	209,168
China Resources Land Ltd.	294,222	730,709
China Resources Power Holdings Co. Ltd.	118,000	199,935
China Taiping Insurance Holdings Co. Ltd.	33,600	64,669
ENN Energy Holdings Ltd.	10,000	47,013
Geely Automobile Holdings Ltd.	1,530,000	1,574,296
GOME Electrical Appliances Holding Ltd.	889,000	112,027

Reference Entity — Long	Shares	Value
Hong Kong (continued)
Haier Electronics Group Co. Ltd.	191,000	$307,841
KWG Property Holding Ltd.	393,500	227,690
Lee & Man Paper Manufacturing Ltd.	38,000	28,552
Nine Dragons Paper Holdings Ltd.	95,000	77,236
Shenzhen Investment Ltd.	1,332,000	580,569
Shimao Property Holdings Ltd.	227,500	303,457
Sino Biopharmaceutical Ltd.	292,000	204,095
Skyworth Digital Holdings Ltd.	570,000	367,919
Yuexiu Property Co. Ltd.	2,960,000	433,647

		10,464,840
Hungary
MOL Hungarian Oil & Gas PLC	3,986	255,663
Indonesia
Adaro Energy Tbk PT	761,900	92,495
Astra International Tbk PT	51,400	32,429
Bank Central Asia Tbk PT	162,900	193,679
Bank Mandiri Persero Tbk PT	67,200	59,193
Bank Negara Indonesia Persero Tbk PT	156,100	66,641
Gudang Garam Tbk PT	111,900	582,218
Indofood Sukses Makmur Tbk PT	27,200	17,685
Matahari Department Store Tbk PT	834,600	1,150,965
Telekomunikasi Indonesia Persero Tbk PT	1,763,300	569,323
Telekomunikasi Indonesia Persero Tbk PT — ADR	87,322	2,837,092
Unilever Indonesia Tbk PT	84,500	287,957
United Tractors Tbk PT	163,600	270,632

		6,160,309
Malaysia
Astro Malaysia Holdings Bhd	421,600	286,427
Berjaya Sports Toto Bhd	61,100	46,462
British American Tobacco Malaysia Bhd	23,500	277,407
IHH Healthcare Bhd	123,200	187,957
IOI Corp. Bhd	430,800	461,751
IOI Properties Group Sdn Bhd	22,800	13,316
MISC Bhd	23,900	42,843
Petronas Chemicals Group Bhd	29,600	49,392
Petronas Dagangan Bhd	3,800	21,160
PPB Group Bhd	18,300	70,321
Public Bank Bhd	64,700	306,303
Sime Darby Bhd	30,700	59,953
Tenaga Nasional Bhd	108,800	371,917
Top Glove Corp. Bhd	104,900	123,699
YTL Power International Bhd	104,500	38,113

		2,357,021
Mexico
Alfa SAB de CV, Series A	662,800	1,005,018
Alpek SA de CV	66,500	99,006
Alsea SAB de CV	58,129	216,942
America Movil SAB de CV, Series L	1,186,800	786,135
Cemex SAB de CV	1,730,904	1,498,206
Cemex SAB de CV — ADR	177,840	1,543,651
Coca-Cola Femsa SAB de C.V. — ADR	19,845	1,488,573
Coca-Cola Femsa SAB de CV, Series L	55,400	416,152
El Puerto de Liverpool SAB de CV, Series C1	28,420	297,898
Fomento Economico Mexicano SAB de CV	68,700	658,976
Fomento Economico Mexicano SAB de CV — ADR	6,500	621,855
Gentera SAB de CV	47,400	93,541
Gruma SAB de CV	82,816	1,149,066
Grupo Aeroportuario del Centro Norte SAB de CV	256,800	1,494,117

See Notes to Consolidated Financial Statements.

24	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	20,000	$193,313
Grupo Bimbo SAB de CV, Series A	1,051,100	2,831,147
Grupo Comercial Chedraui SA de CV	11,200	24,982
Grupo Televisa SAB CPO	72,900	358,695
Industrias Penoles SAB de CV	84,575	2,051,126
Kimberly-Clark de Mexico SAB de C.V., Class A	554,200	1,195,132
Wal-Mart de Mexico SAB de CV	1,130,006	2,390,823

		20,414,354
Netherlands
Yandex NV, Class A	138,884	2,734,626
Panama
Copa Holdings SA, Class A	6,163	568,414
Peru
Southern Copper Corp.	25,309	718,523
Philippines
Ayala Land, Inc.	167,000	124,915
Energy Development Corp.	578,900	70,502
Globe Telecom, Inc.	3,320	122,110
Jollibee Foods Corp.	1,290	6,335
Metropolitan Bank & Trust Co.	4	7

		323,869
Poland
Bank Handlowy w Warszawie SA	948	18,776
Bank Pekao SA	49,823	1,537,741
Bank Zachodni WBK SA	727	58,743
Eurocash SA	416	4,213
KGHM Polska Miedz SA	5,119	92,912
Mbank	265	23,930
PGE SA	5,670	14,856
Polski Koncern Naftowy Orlen SA	47,955	950,100
Polskie Gornictwo Naftowe i Gazownictwo SA	213,004	272,690

		2,973,961
Qatar
Barwa Real Estate Co.	13,576	118,918
Industries Qatar QSC	2,663	74,480
Ooredoo QSC	658	17,512
Qatar Electricity & Water Co. QSC	1,099	63,377
Qatar National Bank SAQ	6,491	284,906

		559,193
Russia
Aeroflot — Russian Airlines OJSC	164,827	337,756
Alrosa PJSC	737,100	1,031,265
Lukoil PJSC — ADR	12,180	592,463
Magnit PJSC — GDR	3,997	158,512
Magnitogorsk Iron & Steel Works OJSC	497,900	249,700
Magnitogorsk Iron & Steel Works OJSC — GDR	21,547	141,542
Mail.ru Group Ltd. — GDR	10,390	170,084
MegaFon PJSC — GDR	28,457	271,195
MMC Norilsk Nickel PJSC	287	42,296
Mobile TeleSystems PJSC — ADR	12,783	98,557
Moscow Exchange MICEX-RTS PJSC	10,350	19,161
Novolipetsk Steel OJSC	26,630	43,092
Novolipetsk Steel OJSC — GDR	11,481	186,067
Sberbank of Russia PJSC	24,990	58,271
Sberbank of Russia PJSC — ADR	40,809	386,510
Severstal PAO — GDR	111,477	1,571,969

Reference Entity — Long	Shares	Value
Russia (continued)
Severstal PJSC	2,460	$34,400
Sistema PJSC FC — GDR	2,804	20,946
Tatneft PAO — ADR	14,069	469,585
Tatneft PJSC	30,612	171,435
Uralkali PJSC — GDR	761	10,007

		6,064,813
South Africa
African Rainbow Minerals Ltd.	2,305	16,700
AngloGold Ashanti Ltd.	1,888	25,706
Aspen Pharmacare Holdings Ltd.	8,935	194,646
AVI Ltd.	8,717	61,261
Barclays Africa Group Ltd.	2,990	34,697
Barloworld Ltd.	19,078	123,228
Bid Corp. Ltd.	5,502	96,618
Bidvest Group Ltd.	8,526	105,928
Capitec Bank Holdings Ltd.	2,953	149,904
Clicks Group Ltd.	37,325	347,402
Coronation Fund Managers Ltd.	3,142	16,911
FirstRand Ltd.	134,382	481,862
Fortress Income Fund Ltd.	31,333	37,906
Growthpoint Properties Ltd.	48,944	91,268
Hyprop Investments Ltd.	35,814	317,776
Imperial Holdings Ltd.	384	4,850
Investec Ltd.	37,191	229,049
Kumba Iron Ore Ltd.	3,975	40,480
Liberty Holdings Ltd.	2,285	19,649
Massmart Holdings Ltd.	1,081	9,369
Mediclinic International PLC	5,985	65,999
Mondi Ltd.	10,630	207,641
Mr Price Group Ltd.	4,850	55,254
MTN Group Ltd.	8,230	71,085
Naspers Ltd., Class N	6,979	1,168,845
Nedbank Group Ltd.	1,964	32,149
Netcare Ltd.	38,995	100,142
Pick n Pay Stores Ltd.	66,167	324,191
Pioneer Foods Group Ltd.	2,081	25,121
Redefine Properties Ltd.	131,328	112,376
Sanlam Ltd.	67,496	326,930
Sappi Ltd.	25,797	143,489
Sasol Ltd.	5,209	143,847
Shoprite Holdings Ltd.	6,424	94,802
Sibanye Gold Ltd.	28,112	78,201
Spar Group Ltd.	20,954	296,818
Standard Bank Group Ltd.	42,764	453,952
Tsogo Sun Holdings Ltd.	153,658	349,368
Vodacom Group Ltd.	9,471	102,182

		6,557,602
South Korea
Amorepacific Corp.	826	258,785
Byucksan Corp.	2,923	12,569
CJ CheilJedang Corp.	116	35,389
CJ Corp.	1,281	195,025
Coway Co. Ltd.	3,476	271,906
Hanwha Corp.	347	11,301
Huons Global Co. Ltd.	370	13,893
Hyosung Corp.	722	84,340
Hyundai Development Co-Engineering & Construction	19,350	818,265
Hyundai Engineering & Construction Co. Ltd.	2,340	84,522
Hyundai Home Shopping Network Corp.	701	69,533

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	25

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
South Korea (continued)
Hyundai Mobis Co. Ltd.	747	$178,166
Hyundai Steel Co.	3,057	131,726
Hyundai Wia Corp.	809	55,499
Industrial Bank of Korea	10,969	126,265
Kangwon Land, Inc.	11,377	377,054
KB Financial Group, Inc.	562	20,803
Kia Motors Corp.	661	23,471
Korea Electric Power Corp.	2,201	95,217
Korea Investment Holdings Co. Ltd.	1,203	43,072
Korea Zinc Co. Ltd.	96	38,119
KT Corp.	2,188	61,723
KT Corp. — ADR	188,252	3,010,149
KT&G Corp.	4,986	491,770
LG Corp.	5,809	310,643
LG Display Co. Ltd.	934	22,332
LG Electronics, Inc.	23,154	965,228
LG Household & Health Care Ltd.	484	346,224
LG Innotek Co. Ltd.	569	38,759
LG International Corp.	8,809	214,073
LG Uplus Corp.	13,763	141,844
Lotte Chemical Corp.	303	76,129
Lotte Confectionery Co. Ltd.	143	23,995
Lotte Food Co. Ltd.	53	31,988
Lotte Shopping Co. Ltd.	441	87,990
LS Corp.	2,873	137,409
Medy-Tox, Inc.	217	76,991
NAVER Corp.	3,412	2,552,740
NongShim Co. Ltd.	226	56,883
Poongsan Corp.	6,921	210,308
POSCO	286	59,509
Posco Daewoo Corp.	3,602	78,215
S&T Motiv Co. Ltd.	459	16,392
S-Oil Corp.	11,231	767,500
Samsung Card Co. Ltd.	649	27,323
Samsung Electronics Co. Ltd.	2,399	3,431,357
Samsung SDS Co. Ltd.	1,556	209,825
Seohee Construction Co. Ltd.	13,334	17,669
Shinhan Financial Group Co. Ltd.	1,524	58,299
Shinhan Financial Group Co. Ltd. — ADR	7,918	305,952
SK Hynix, Inc.	6,288	224,900
SK Innovation Co. Ltd.	1,870	246,156
SK Networks Co. Ltd.	4,011	22,796
SK Telecom Co. Ltd.	44	8,625
SKC Co. Ltd.	1,511	35,647
Wonik IPS Co. Ltd.	16,648	94,224

		17,406,487
Taiwan
AU Optronics Corp.	1,173,000	445,527
AU Optronics Corp. — ADR	126,740	479,077
Cathay Financial Holding Co. Ltd.	67,000	86,710
Chailease Holding Co. Ltd.	920	1,588
Cheng Shin Rubber Industry Co. Ltd.	8,000	16,277
China Life Insurance Co. Ltd.	62,000	57,149
Chunghwa Telecom Co. Ltd.	60,000	205,450
Compal Electronics, Inc.	391,000	232,495
Compeq Manufacturing Co. Ltd.	132,000	69,517
CTBC Financial Holding Co. Ltd.	23,760	12,778
Elite Advanced Laser Corp.	17,280	62,828
Everlight Electronics Co. Ltd.	40,000	60,332
Faraday Technology Corp.	600	597

Reference Entity — Long	Shares	Value
Taiwan (continued)
Feng TAY Enterprise Co. Ltd.	81,019	$337,940
First Financial Holding Co. Ltd.	558,608	292,614
Formosa Chemicals & Fibre Corp.	170,000	504,731
Formosa Petrochemical Corp.	484,000	1,616,015
Formosa Plastics Corp.	41,000	110,796
Foxconn Technology Co. Ltd.	353,156	1,023,733
Fubon Financial Holding Co. Ltd.	450,000	636,708
Hon Hai Precision Industry Co. Ltd.	770,761	2,081,950
Hon Hai Precision Industry Co. Ltd. — GDR	29,757	160,985
Innolux Corp.	437,000	147,106
Inventec Co. Ltd.	238,000	185,814
King Yuan Electronics Co. Ltd.	261,000	229,572
Lite-On Technology Corp.	269,623	386,532
MediaTek, Inc.	287,000	2,175,432
Mega Financial Holding Co. Ltd.	109,000	74,522
Mitac Holdings Corp.	23,915	22,634
Nan Ya Plastics Corp.	20,000	41,534
Novatek Microelectronics Corp.	4,000	14,977
PChome Online, Inc.	5,305	57,602
Pegatron Corp.	115,000	309,669
PharmaEngine, Inc.	199	1,356
Pou Chen Corp.	143,000	192,946
Powertech Technology, Inc.	245,000	699,035
Radiant Opto-Electronics Corp.	20,000	33,718
Realtek Semiconductor Corp.	55,000	186,292
SCI Pharmtech, Inc.	38,000	97,696
Sitronix Technology Corp.	49,000	181,318
St Shine Optical Co. Ltd.	5,000	105,081
Taiwan Cement Corp.	75,000	89,833
Taiwan Fertilizer Co. Ltd.	60,000	80,264
Taiwan Semiconductor Manufacturing Co. Ltd.	557,000	3,342,753
Taiwan Union Technology Corp.	20,000	22,125
TOPBI International Holdings Ltd.	7,000	34,643
Transcend Information, Inc.	5,000	13,809
Uni-President Enterprises Corp.	314,000	606,663
WPG Holdings Ltd.	27,000	31,605
Yuanta Financial Holding Co. Ltd.	547,093	204,207
Zhen Ding Technology Holding Ltd.	5,000	11,374

		18,075,909
Thailand
Airports of Thailand PCL	99,400	1,082,117
The Bangchak Petroleum PCL	217,500	187,996
BEC World PCL, Foreign Registered Shares	29,300	17,163
Central Pattana PCL	230,900	367,817
Charoen Pokphand Foods PCL	291,900	262,729
Delta Electronics Thailand PCL	65,500	146,918
Glow Energy PCL, Foreign Registered Shares	69,300	152,471
Indorama Ventures PCL	201,300	168,241
Kiatnakin Bank PCL	46,400	77,560
Pruksa Real Estate PCL	62,100	40,989
PTT Exploration & Production PCL, Foreign Registered Shares	210,000	499,536
PTT Global Chemical PCL, Foreign Registered Shares	435,600	746,796
PTT PCL	46,900	463,673
Siam Cement PCL, Foreign Registered Shares	8,000	115,204
Supalai PCL	249,300	173,810
Thai Oil PCL — NVDR	660,800	1,321,694
Thai Union Group PCL	212,400	131,697
Thanachart Capital PCL	498,700	562,859

		6,519,270

See Notes to Consolidated Financial Statements.

26	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
Turkey
Arcelik AS	148,566	$981,527
Enka Insaat ve Sanayi AS	183,183	279,779
Eregli Demir ve Celik Fabrikalari TAS	893,321	1,214,650
Ford Otomotiv Sanayi	45,635	466,217
Haci Omer Sabanci Holding AS	103,654	313,424
KOC Holding AS	274,628	1,145,493
TAV Havalimanlari Holding AS	9,047	37,194
Turk Telekomunikasyon AS	63,596	117,665
Turkiye Halk Bankasi	205,604	625,299
Turkiye Is Bankasi, Class C	1,304,777	2,118,658
Turkiye Sise ve Cam Fabrikalari AS	71,772	75,503
Yapi ve Kredi Bankasi	281,850	337,424

		7,712,833
United Arab Emirates
Emaar Properties PJSC	43,983	83,285
United Kingdom
Anglo American PLC	36,504	504,835
United States
AES Corp.	253,534	2,984,095
Genpact Ltd.	117,299	2,696,704
Nexteer Automotive Group Ltd.	270,000	356,074

		6,036,873
Total Reference Entity — Long		180,727,501

Reference Entity — Short
Brazil
AMBEV SA — ADR	(450,987)	(2,660,823)
Banco Bradesco SA — ADR	(109,406)	(1,138,916)
BR Malls Participacoes SA	(22,500)	(90,085)
BRF SA — ADR	(132,469)	(2,214,882)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(83,500)	(715,453)
Cia Paranaense de Energia — ADR	(25,721)	(293,477)
Cosan SA Industria e Comercio	(50,900)	(684,407)
Cosan Ltd., Class A -A Shares	(93,189)	(829,382)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	(9,600)	(32,331)
Embraer SA — ADR	(92,389)	(1,976,201)
Estacio Participacoes SA	(72,300)	(419,258)
Gerdau SA — ADR	(107,092)	(367,326)
Klabin SA	(179,700)	(926,085)
Lojas Americanas SA	(8,800)	(57,068)
Petroleo Brasileiro SA — ADR	(234,445)	(2,592,962)
Rumo Logistica Operadora Multimodal SA	(113,500)	(253,882)
Telefonica Brasil SA — ADR	(36,345)	(523,368)
Tim Participacoes SA — ADR	(51,470)	(712,859)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	(3,700)	(34,670)
WEG SA	(33,400)	(184,160)

		(16,707,595)
Chile
Banco Santander Chile — ADR	(22,570)	(515,725)
Sociedad Quimica y Minera de Chile SA — ADR	(99,316)	(2,905,986)

		(3,421,711)

Reference Entity — Short	Shares	Value
China
58.com, Inc. — ADR	(60,329)	$(2,524,769)
AAC Technologies Holdings, Inc.	(54,500)	(519,273)
ANTA Sports Products Ltd.	(40,000)	(115,353)
AviChina Industry & Technology Co. Ltd., Class H	(497,000)	(337,279)
Baidu, Inc. — ADR	(3,641)	(643,947)
BBMG Corp.	(61,000)	(22,264)
CGN Power Co. Ltd.	(3,345,000)	(976,571)
China Conch Venture Holdings Ltd.	(304,500)	(568,442)
China Eastern Airlines Corp. Ltd., Class H	(80,000)	(35,918)
China Longyuan Power Group Corp., Class H	(362,000)	(276,006)
China Medical System Holdings Ltd.	(191,000)	(298,265)
China Merchants Bank Co. Ltd.	(31,500)	(76,600)
China National Building Material Co. Ltd., Class H	(1,914,000)	(873,410)
China Oilfield Services Ltd.	(234,000)	(224,588)
China Shanshui Cement Group Ltd.	(763,000)	(49,191)
China Shenhua Energy Co. Ltd.	(617,000)	(1,279,178)
China Shipping Container Lines Co. Ltd., Class H	(33,000)	(6,920)
China Southern Airlines Co. Ltd., Class H	(102,000)	(57,239)
China Tian Lun Gas Holdings Ltd.	(73,500)	(65,960)
Country Garden Holdings Co. Ltd.	(1,694,000)	(879,130)
CSR Corp. Ltd., Class H	(70,000)	(63,380)
Ctrip.com International Ltd. — ADR	(51,369)	(2,267,941)
Fang Holdings Ltd. — ADR	(319,990)	(1,065,567)
Fosun International Ltd.	(988,500)	(1,431,403)
Guangshen Railway Co. Ltd.	(14,000)	(7,727)
Guangzhou R&F Properties Co. Ltd.	(59,600)	(83,996)
Haitian International Holdings Ltd.	(4,000)	(8,246)
Hengan International Group Co. Ltd.	(87,000)	(691,191)
Huaneng Renewables Corp. Ltd.	(232,000)	(77,739)
Intime Retail Group Co. Ltd.	(190,500)	(149,168)
JD.com, Inc. — ADR	(89,248)	(2,315,986)
New Oriental Education & Technology Group, Inc. — ADR	(39,717)	(1,991,013)
Semiconductor Manufacturing International Corp.	(4,058,000)	(491,455)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(80,000)	(52,084)
Shenzhou International Group Holdings Ltd.	(103,000)	(682,230)
Shui On Land Ltd.	(1,166,500)	(288,483)
Sichuan Expressway Co. Ltd.	(46,000)	(18,471)
SINA Corp.	(22,668)	(1,635,269)
SOHO China Ltd.	(678,500)	(349,867)
Sunac China Holdings Ltd.	(860,000)	(586,936)
Sunny Optical Technology Group Co. Ltd.	(27,000)	(131,675)
TAL Education Group — ADR	(34,799)	(2,834,031)
Tingyi Cayman Islands Holding Corp.	(204,000)	(219,913)
Uni-President China Holdings Ltd.	(46,000)	(31,087)
Vipshop Holdings Ltd. — ADR	(24,183)	(330,582)
West China Cement Ltd.	(310,000)	(31,539)
YY, Inc. — ADR	(10,586)	(508,869)
Zhuzhou CSR Times Electric Co. Ltd.	(101,500)	(490,788)

		(28,666,939)
Colombia
Bancolombia SA — ADR	(53,681)	(2,054,909)
Hong Kong
Alibaba Pictures Group Ltd.	(1,460,000)	(287,392)
Beijing Enterprises Water Group Ltd.	(1,226,000)	(886,825)
Brilliance China Automotive Holdings Ltd.	(402,000)	(478,182)
China Everbright International Ltd.	(389,000)	(465,023)
China Gas Holdings Ltd.	(258,000)	(392,709)
China Mengniu Dairy Co. Ltd.	(22,000)	(41,558)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	27

Consolidated Schedule of Investments (continued)

Reference Entity — Short	Shares	Value
Hong Kong (continued)
China Merchants Holdings International Co. Ltd.	(755,300)	$(1,952,770)
China Oceanwide Holdings Ltd.	(560,000)	(56,982)
China Resources Gas Group Ltd.	(340,000)	(1,066,094)
China State Construction International Holdings Ltd.	(164,000)	(239,251)
China Traditional Chinese Medicine Co. Ltd.	(552,000)	(282,052)
China Travel International Investment Hong Kong Ltd.	(744,000)	(214,391)
China Unicom Hong Kong Ltd. — ADR	(11,573)	(135,636)
CITIC Ltd.	(1,899,000)	(2,725,011)
COSCO Pacific Ltd.	(756,000)	(749,506)
Far East Horizon Ltd.	(355,000)	(323,342)
Guangdong Investment Ltd.	(1,100,000)	(1,658,503)
Hopewell Highway Infrastructure Ltd.	(1,014,000)	(542,153)
Huabao International Holdings Ltd.	(24,000)	(8,983)
Kunlun Energy Co. Ltd.	(466,000)	(351,115)
Shanghai Industrial Holdings Ltd.	(138,000)	(421,888)
Shenzhen International Holdings Ltd.	(23,500)	(36,289)
Tongda Group Holdings Ltd.	(2,930,000)	(773,155)
WH Group Ltd.	(254,500)	(206,118)

		(14,294,928)
India
Larsen & Toubro Ltd. — GDR	(1,987)	(43,665)
Reliance Industries Ltd. — GDR	(32,309)	(1,024,195)

		(1,067,860)
Malta
Brait SE	(7,962)	(52,844)
Mexico
America Movil SAB de CV — ADR, Series L	(9,157)	(120,323)
Arca Continental SAB de C.V.	(377,900)	(2,351,653)
Banregio Grupo Financiero SAB de C.V.	(21,400)	(140,214)
Fibra Uno Administracion SA de C.V.	(684,488)	(1,306,253)
Grupo Aeroportuario del Sureste SAB de C.V.	(15,895)	(252,818)
Grupo Carso SAB de C.V.	(76,062)	(331,999)
Grupo Financiero Banorte SAB de C.V.	(264,700)	(1,558,846)
Grupo Financiero Inbursa SAB de C.V.	(1,060,700)	(1,721,161)
Grupo Lala SAB de C.V.	(216,800)	(403,640)
Grupo Mexico SAB de C.V.	(402,600)	(991,962)
Grupo Televisa SAB — ADR	(118,915)	(2,916,985)
Infraestructura Energetica Nova SAB de C.V.	(658,136)	(2,913,752)
Mexichem SAB de C.V.	(1,140,021)	(2,726,255)
OHL Mexico SAB de C.V.	(1,031,800)	(1,215,167)
Promotora y Operadora de Infraestructura SAB de C.V.	(83,050)	(928,441)

		(19,879,469)
Monaco
GasLog Ltd.	(41,708)	(640,218)
Peru
Cia de Minas Buenaventura SAA — ADR	(12,622)	(167,746)
Credicorp Ltd.	(3,127)	(464,922)
Hochschild Mining PLC	(33,290)	(108,519)

		(741,187)
Poland
Orange Polska SA	(338,654)	(483,506)
Powszechna Kasa Oszczednosci Bank Polski SA	(4,904)	(34,354)
Powszechny Zaklad Ubezpieczen SA	(76,614)	(531,952)

		(1,049,812)

Reference Entity — Short	Shares	Value
Russia
Polymetal International PLC	(19,717)	$(214,980)
South Africa
AngloGold Ashanti Ltd. — ADR	(48,223)	(662,584)
Discovery Holdings Ltd.	(1,770)	(15,130)
The Foschini Group Ltd.	(7,754)	(79,708)
Life Healthcare Group Holdings Ltd.	(6,245)	(16,684)
Nampak Ltd.	(23,841)	(33,249)
Remgro Ltd.	(17,104)	(283,966)
Remgro Ltd.	(1,710)	(4,020)
RMB Holdings Ltd.	(1,026)	(4,519)
Sasol Ltd. — ADR	(41,721)	(1,147,745)
Woolworths Holdings Ltd.	(577)	(3,342)

		(2,250,947)
South Korea
Cheil Industries, Inc.	(6,988)	(984,986)
CJ Korea Express Co. Ltd.	(160)	(28,106)
Daelim Industrial Co. Ltd.	(968)	(68,983)
GS Retail Co. Ltd.	(1,503)	(64,019)
Halla Visteon Climate Control Corp.	(58,641)	(548,310)
Hyundai Glovis Co. Ltd.	(84)	(12,715)
KB Financial Group, Inc. — ADR	(9,082)	(335,852)
Korea Aerospace Industries Ltd.	(629)	(35,527)
Korea Electric Power Corp. — ADR	(25,987)	(566,776)
LG Display Co. Ltd. — ADR	(62,207)	(747,106)
Mando Corp.	(266)	(62,193)
S-1 Corp.	(1,031)	(83,244)
Samsung SDI Co. Ltd.	(32)	(2,634)
Samsung Techwin Co. Ltd.	(4,999)	(277,676)

		(3,818,127)
Switzerland
Luxoft Holding, Inc.	(31,673)	(1,678,669)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(80,763)	(472,464)
Asustek Computer, Inc.	(18,000)	(157,577)
Chang Hwa Commercial Bank	(683,920)	(349,452)
China Development Financial Holding Corp.	(2,106,000)	(526,989)
Delta Electronics, Inc.	(49,000)	(257,964)
E.Sun Financial Holding Co. Ltd.	(273,900)	(155,549)
Far EasTone Telecommunications Co. Ltd.	(80,000)	(189,049)
Inotera Memories, Inc.	(706,000)	(660,235)
Land Mark Optoelectronics Corp.	(12,000)	(107,555)
Largan Precision Co. Ltd.	(2,000)	(235,950)
President Chain Store Corp.	(38,000)	(283,922)
Quanta Computer, Inc.	(295,000)	(596,775)
Ruentex Development Co. Ltd.	(25,000)	(28,852)
Shin Kong Financial Holding Co. Ltd.	(107,000)	(23,190)
Swancor Holding Co. Ltd.	(18,000)	(42,551)
Taiwan Business Bank	(438,900)	(110,861)
Taiwan Cooperative Financial Holding Co. Ltd.	(486,850)	(213,376)
Taiwan Mobile Co. Ltd.	(68,000)	(237,921)
United Microelectronics Corp.	(20,000)	(7,444)
United Microelectronics Corp. — ADR	(596,779)	(1,133,880)
Wistron Corp.	(209,470)	(157,834)

		(5,949,390)
Thailand
Advanced Info Service PCL	(800)	(3,509)
Bangkok Dusit Medical Services PCL	(361,100)	(235,248)

See Notes to Consolidated Financial Statements.

28	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Reference Entity — Short	Shares	Value
Thailand (continued)
Home Product Center PCL	(393,900)	$(113,676)
Krung Thai Bank PCL	(288,900)	(141,984)
Siam Commercial Bank PCL	(27,800)	(113,988)
True Corp. PCL	(1,225,900)	(236,440)

		(844,845)
Turkey
Akbank TAS	(172,214)	(460,872)
Anadolu Efes Biracilik Ve Malt Sanayii AS	(38,812)	(237,226)
BIM Birlesik Magazalar	(72,526)	(1,182,325)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(203,402)	(207,835)
Petkim Petrokimya Holding	(92,151)	(125,210)
Tofas Turk Otomobil Fabrikasi	(5,485)	(41,332)
Tupras Turkiye Petrol Rafinerileri AS	(45,303)	(923,906)
Turkcell Iletisim Hizmetleri AS	(84,281)	(271,764)
Turkcell Iletisim Hizmetleri AS — ADR	(101,964)	(817,751)
Turkiye Garanti Bankasi AS	(562,240)	(1,529,934)

		(5,798,155)
Total Reference Entity — Short		(109,132,585)
Net Value of Reference Entity — Goldman Sachs & Co.		71,594,916

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2016, expiration date 8/24/17:

Reference Entity — Long
Brazil
AES Tiete Energia SA	40,557	210,154
Ambev SA	29,600	174,614
Banco Bradesco SA, Preference Shares	78,400	821,333
Banco do Brasil SA	55,100	505,601
Banco do Estado do Rio Grande do Sul, Preference Shares	6,000	25,564
BB Seguridade Participacoes SA	11,900	119,820
BM&FBovespa SA	53,100	312,744
CCR SA	96,600	525,066
CETIP SA — Mercados Organizado	16,200	227,724
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	10,800	206,391
Cia Energetica de Minas Gerais, Preference Shares	35,900	109,657
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	16,000	74,336
Companhia de Saneamento Basico do Estado de Sao Paulo	6,200	65,457
Companhia Hering SA	2,600	15,769
CPFL Energia SA	53,600	406,702
CVC Brasil Operadora e Agencia de Viagens SA	11,300	86,732
Embraer SA	9,500	51,042
Engie Brasil Energia SA	31,800	403,975
Equatorial Energia SA	16,200	288,981
Fibria Celulose SA	500	4,001
Fleury SA	96,700	1,279,942
Gerdau SA, Preference Shares	2,400	8,286
Gol Linhas Aereas Inteligentes SA	18,600	45,801
Hypermarcas SA	142,200	1,192,128
Itau Unibanco Holding SA, Preference Shares	83,145	1,000,241
Localiza Rent a Car SA	16,100	199,888

Reference Entity — Long	Shares	Value
Brazil (continued)
Lojas Renner SA	89,600	$757,895
M Dias Branco SA	8,800	375,792
Magazine Luiza SA	6,700	194,073
Marfrig Global Foods SA	73,753	131,471
Minerva SA	17,770	56,283
MRV Engenharia e Participacoes SA	35,200	136,301
Multiplus SA	14,500	196,604
Odontoprev SA	8,300	31,203
Petroleo Brasileiro SA, Preference Shares	4,900	27,156
Qualicorp SA	42,200	271,550
Raia Drogasil SA	22,200	492,823
Smiles SA	22,400	408,842
Telefonica Brasil SA, Preference Shares	4,600	66,550
Tim Participacoes SA	13,000	36,084
Transmissora Alianca de Energia Eletrica SA	33,629	218,610
Vale SA, Preference Shares	13,000	84,019

		11,847,205
Chile
Aguas Andinas SA, Class A	124,546	82,117
Banco de Chile	1,852,085	220,446
Banco Santander Chile SA	545,445	30,520
Cencosud SA	10,254	33,428
Empresa Nacional de Electricidad SA	719,153	496,093
Enersis Chile SA	2,308,611	231,137
Enersis SA	645,918	109,403
SACI Falabella	6,891	54,109

		1,257,253
China
Agile Property Holdings Ltd.	86,000	47,673
Air China Ltd., Class H	690,000	453,353
Anhui Expressway Co. Ltd. , Class H	86,000	69,288
Bank of China Ltd., Class H	2,103,000	942,394
Bank of Communications Co. Ltd., Class H	1,072,000	814,799
BYD Electronic International Co. Ltd.	141,000	110,937
China Agri-Industries Holdings Ltd.	257,000	100,435
China Cinda Asset Management Co. Ltd.	862,000	309,676
China CITIC Bank Corp. Ltd., Class H	87,000	56,109
China Communications Construction Co. Ltd., Class H	617,000	677,498
China Communications Services Corp. Ltd., Class H	1,242,000	736,937
China Construction Bank Corp., Class H	1,842,000	1,345,114
China Everbright Bank Co. Ltd., Class H	335,000	152,735
China Galaxy Securities Co. Ltd., Class H	341,500	324,213
China Harmony New Energy Auto Holding Ltd.	253,500	117,799
China Lesso Group Holdings Ltd.	91,000	66,616
China Life Insurance Co. Ltd., Class H	244,000	604,078
China Machinery Engineering Corp.	110,000	65,634
China Minsheng Banking Corp. Ltd., Class H	211,000	240,079
China Pacific Insurance Group Co. Ltd., Class H	85,600	308,621
China Petroleum & Chemical Corp. Class H	890,000	643,648
China Railway Construction Corp. Ltd., Class H	194,000	242,504
China Railway Group Ltd., Class H	672,000	518,008
China Shipping Development Co. Ltd.	272,000	150,071
China Telecom Corp. Ltd., Class H	604,000	311,400
China Vanke Co. Ltd., Class H	643,900	1,680,626
CITIC Securities Co. Ltd., Class H	45,000	99,521
CNOOC Ltd.	630,000	792,713
CSPC Pharmaceutical Group Ltd.	40,000	41,417

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	29

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
China (continued)
Datang International Power Generation Co. Ltd., Class H	710,000	$191,270
Dongfang Electric Corp. Ltd.	227,400	175,868
Dongfeng Motor Group Co. Ltd., Class H	130,000	135,496
GF Securities Co. Ltd., Class H	8,000	17,774
Great Wall Motor Co. Ltd., Class H	156,500	152,736
Guangzhou Automobile Group Co. Ltd., Class H	482,000	582,069
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. , Class H	40,000	94,494
Haitong Securities Co. Ltd., Class H	37,600	66,524
Huadian Fuxin Energy Corp. Ltd.	200,000	46,313
Huadian Power International Corp. Ltd., Class H	268,000	114,862
Huaneng Power International, Inc., Class H	2,028,000	1,246,568
Huatai Securities Co. Ltd., Class H	42,000	88,664
Industrial & Commercial Bank of China Ltd., Class H	1,626,000	975,989
Jiangsu Expressway Co. Ltd., Class H	30,000	40,789
Jiangxi Copper Co. Ltd., Class H	306,000	361,227
Lenovo Group Ltd.	226,000	144,772
Longfor Properties Co. Ltd.	195,500	259,483
Lonking Holdings Ltd.	36,000	5,885
Metallurgical Corp. of China Ltd.	1,085,000	352,793
New China Life Insurance Co. Ltd., Class H	7,600	32,817
People’s Insurance Co. Group of China Ltd., Class H	702,000	278,926
PetroChina Co. Ltd., Class H	620,000	424,226
PICC Property & Casualty Co. Ltd., Class H	192,000	309,908
Ping An Insurance Group Co. of China Ltd., Class H	31,000	163,169
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	121,700	313,173
Shenzhen Expressway Co. Ltd.	22,000	22,047
Sino-Ocean Land Holdings Ltd.	95,000	39,457
Sinopec Engineering Group Co. Ltd., Class H	129,500	114,329
Sinopec Shanghai Petrochemical Co. Ltd., Class H	596,000	303,813
Sinopharm Group Co. Ltd., Class H	158,400	769,190
Sinotrans Ltd., Class H	351,000	165,281
Tencent Holdings Ltd.	59,700	1,582,189
Tianjin Capital Environmental Protection Group Co. Ltd.	110,000	61,389
Tianneng Power International Ltd.	642,000	579,538
TravelSky Technology Ltd.,Class H	14,000	29,870
Weichai Power Co. Ltd., Class H	626,000	944,373
Xinjiang Goldwind Science & Technology Co. Ltd.	56,600	78,031
XTEP International Holdings Ltd.	102,500	45,109
Zhejiang Expressway Co. Ltd., Class H	48,000	50,254
Zijin Mining Group Co. Ltd., Class H	328,000	104,243
ZTE Corp., Class H	597,600	821,080

		24,309,884
Colombia
Almacenes Exito SA	763	3,807
Cementos Argos SA	1,951	7,722
Corp. Financiera Colombiana SA	212	2,629
Ecopetrol SA	26,107	11,374
Grupo Argos SA	1,923	12,471
Grupo de Inversiones Suramericana SA	1,587	20,468
Interconexion Electrica SA	4,360	14,486
Isagen SA ESP	8,850	11,420

		84,377

Reference Entity — Long	Shares	Value
Czech Republic
CEZ AS	20,637	$389,239
Czech Republic AS	13,429	123,220

		512,459
Egypt
Commercial International Bank	7,232	42,075
Global Telecom Holding — GDR	14,500	29,725

		71,800
Germany
Steinhoff International Holdings NV	31,368	169,220
Greece
Alpha Bank AE	680	1,163
Eurobank Ergasias SA	617	364
FF Group	218	5,221
Hellenic Telecommunications Organization SA	2,017	18,496
JUMBO SA	476	6,767
National Bank of Greece SA	844	173
OPAP SA	1,808	15,420
Piraeus Bank SA	145	24
Titan Cement Co. SA	329	7,642

		55,270
Hong Kong
Beijing Enterprises Holdings Ltd.	5,000	24,989
Belle International Holdings Ltd.	884,000	533,832
China Everbright Ltd.	54,000	105,600
China High Speed Transmission Equipment Group Co. Ltd.	536,000	555,564
China Huarong Energy Co. Ltd.	1,200	80
China Jinmao Holdings Group Ltd.	292,000	80,515
China Mobile Ltd.	90,500	1,036,804
China Power International Development Ltd.	1,244,000	452,374
China Resources Beer Holdings Co. Ltd.	20,000	42,501
China Resources Cement Holdings Ltd.	1,360,000	549,168
China Resources Land Ltd.	174,000	432,134
China Resources Power Holdings Co. Ltd.	184,000	311,762
China Taiping Insurance Holdings Co. Ltd.	12,000	23,096
Geely Automobile Holdings Ltd.	890,000	915,767
GOME Electrical Appliances Holding Ltd.	1,080,000	136,096
Haier Electronics Group Co. Ltd.	114,000	183,737
KWG Property Holding Ltd.	369,500	213,803
Lee & Man Paper Manufacturing Ltd.	103,000	77,391
Nine Dragons Paper Holdings Ltd.	252,000	204,879
Shenzhen Investment Ltd.	1,126,000	490,781
Shimao Property Holdings Ltd.	75,500	100,708
Sino Biopharmaceutical Ltd.	74,000	51,723
Skyworth Digital Holdings Ltd.	258,000	166,532
Yuexiu Property Co. Ltd.	2,636,000	386,180

		7,076,016
Hungary
MOL Hungarian Oil & Gas PLC	1,386	88,898
Indonesia
Adaro Energy Tbk PT	114,200	13,864
Astra International Tbk PT	275,500	173,815
Bank Central Asia Tbk PT	249,100	296,166
Bank Negara Indonesia Persero Tbk PT	52,900	22,584
Gudang Garam Tbk PT	58,900	306,458
Indofood CBP Sukses Makmur Tbk PT	24,600	17,720
Indofood Sukses Makmur Tbk PT	213,600	138,878

See Notes to Consolidated Financial Statements.

30	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
Indonesia (continued)
Matahari Department Store Tbk PT	1,055,100	$1,455,048
Telekomunikasi Indonesia Persero Tbk PT	2,870,700	926,873
Unilever Indonesia Tbk PT	57,200	194,924
United Tractors Tbk PT	154,700	255,910

		3,802,240
Malaysia
Astro Malaysia Holdings Bhd	247,600	168,215
Berjaya Sports Toto Bhd	22,500	17,110
IHH Healthcare Bhd	81,900	124,949
IOI Corp. Bhd	329,900	353,602
IOI Properties Group Sdn Bhd	38,600	22,543
MISC Bhd	15,400	27,606
Petronas Chemicals Group Bhd	23,500	39,213
Petronas Dagangan Bhd	5,000	27,843
Sime Darby Bhd	89,100	174,001
Tenaga Nasional Bhd	216,700	740,758
Top Glove Corp. Bhd	19,800	23,348
Westports Holdings Bhd	47,200	49,624
YTL Power International Bhd	57,900	21,117

		1,789,929
Philippines
Ayala Corp.	1,040	17,930
Ayala Land, Inc.	17,400	13,015
Energy Development Corp.	800,400	97,478
Globe Telecom, Inc.	2,645	97,284
Jollibee Foods Corp.	3,870	19,006
Megaworld Corp.	83,000	6,880
Metro Pacific Investments Corp.	245,000	36,483

		288,076
Poland
Bank Handlowy w Warszawie SA	2,091	41,414
Bank Pekao SA	16,042	495,122
Bank Zachodni WBK SA	247	19,958
Eurocash SA	2,583	26,159
KGHM Polska Miedz SA	32,865	596,514
PGE SA	3,731	9,775
Polskie Gornictwo Naftowe i Gazownictwo SA	237,032	303,451
Tauron Polska Energia SA	241,085	162,911

		1,655,304
Qatar
Ezdan Holding Group QSC	6,957	29,917
Industries Qatar QSC	2,334	65,279
Ooredoo QSC	3,094	82,345
Qatar National Bank SAQ	4,737	207,918

		385,459
Russia
Aeroflot — Russian Airlines OJSC	132,236	270,972
Alrosa PJSC	237,300	332,003
Gazprom PJSC — ADR	5,978	25,776
Lukoil PJSC	380	18,543
Lukoil PJSC — ADR	16,208	788,395
Magnit PJSC — GDR	10,025	397,569
Magnitogorsk Iron & Steel Works OJSC	597,300	299,550
Magnitogorsk Iron & Steel Works OJSC — GDR	10,065	66,117
Mail.ru Group Ltd. — GDR	1,412	23,114
MegaFon PJSC — GDR	7,234	68,940
MMC Norilsk Nickel PJSC	1,364	201,015

Reference Entity — Long	Shares	Value
Russia (continued)
Moscow Exchange MICEX-RTS PJSC	32,210	$59,631
Novolipetsk Steel OJSC — GDR	26,384	427,592
Rosneft PJSC	10,650	58,634
Rostelecom PJSC	70,690	88,211
Sberbank of Russia PJSC	1,330	3,101
Severstal PAO — GDR	61,249	863,689
Severstal PJSC	4,410	61,669
Sistema PJSC FC — GDR	7,192	53,724
Tatneft PAO — ADR	22,892	764,073
Tatneft PJSC	29,380	164,536
Uralkali PJSC — GDR	4,371	57,480

		5,094,334
South Africa
African Rainbow Minerals Ltd.	3,782	27,402
Anglo American Platinum Ltd.	4,817	113,892
AngloGold Ashanti Ltd.	9,074	123,549
Aspen Pharmacare Holdings Ltd.	5,214	113,585
AVI Ltd.	18,226	128,087
Barclays Africa Group Ltd.	6,012	69,766
Barloworld Ltd.	18,384	118,746
Bid Corp. Ltd.	1,489	26,147
Clicks Group Ltd.	22,716	211,429
FirstRand Ltd.	50,764	182,028
Fortress Income Fund Ltd.	10,561	12,777
Gold Fields Ltd.	3,949	16,287
Growthpoint Properties Ltd.	69,363	129,345
Imperial Holdings Ltd.	12,026	151,897
Investec Ltd.	24,968	153,771
Kumba Iron Ore Ltd.	15,571	158,570
Massmart Holdings Ltd.	4,655	40,343
Mediclinic International PLC	5,993	66,087
MMI Holdings Ltd.	17,658	29,579
Mondi Ltd.	12,469	243,562
Mr Price Group Ltd.	11,480	130,786
MTN Group Ltd.	39,958	345,131
Naspers Ltd., Class N	4,705	787,994
Nedbank Group Ltd.	12,064	197,476
Netcare Ltd.	112,176	288,076
Pick n Pay Stores Ltd.	92,650	453,947
Pioneer Foods Group Ltd.	7,324	88,412
Sanlam Ltd.	34,711	168,130
Sappi Ltd.	9,601	53,403
Sasol Ltd.	5,421	149,701
Shoprite Holdings Ltd.	4,470	65,966
Sibanye Gold Ltd.	4,095	11,391
Spar Group Ltd.	3,910	55,386
Standard Bank Group Ltd.	20,492	217,528
Telkom SA SOC Ltd.	7,793	35,922
Truworths International Ltd.	5,669	30,077
Tsogo Sun Holdings Ltd.	65,969	149,992
Vodacom Group Ltd.	33,486	361,279

		5,707,446
South Korea
AfreecaTV Co. Ltd.	1,020	22,333
Amorepacific Corp.	212	66,419
Amorepacific Group	843	108,822
CJ Corp.	2,892	440,291
Coway Co. Ltd.	588	45,996
Doosan Heavy Industries & Construction Co. Ltd.	2,468	56,308

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	31

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
South Korea (continued)
Hanwha Corp.	226	$7,360
Huons Global Co. Ltd.	1,346	50,541
Hyosung Corp.	980	114,479
Hyundai Development Co-Engineering & Construction	13,187	557,646
Hyundai Engineering & Construction Co. Ltd.	3,957	142,929
Hyundai Heavy Industries Co. Ltd.	139	17,628
Hyundai Mipo Dockyard	205	12,542
Hyundai Mobis Co. Ltd.	2,308	550,477
Hyundai Steel Co.	1,914	82,474
Hyundai Wia Corp.	1,031	70,729
Industrial Bank of Korea	8,553	98,454
Kangwon Land, Inc.	5,769	191,195
KB Financial Group, Inc.	2,738	101,352
Kia Motors Corp.	21,831	775,191
Korea Electric Power Corp.	5,054	218,639
Korea Investment Holdings Co. Ltd.	1,649	59,041
Korea Zinc Co. Ltd.	274	108,797
KT Corp.	3,713	104,743
KT&G Corp.	69	6,805
LG Chem Ltd.	1,420	304,988
LG Corp.	4,567	244,226
LG Display Co. Ltd.	1,386	33,139
LG Electronics, Inc.	3,638	151,658
LG Household & Health Care Ltd.	448	320,471
LG International Corp.	9,793	237,986
LG Uplus Corp.	1,343	13,841
Lotte Chemical Corp.	867	217,836
Lotte Confectionery Co. Ltd.	357	59,903
Lotte Food Co. Ltd.	13	7,846
Lotte Shopping Co. Ltd.	656	130,888
LS Corp.	838	40,079
LS Industrial Systems Co. Ltd.	1,195	40,834
Meritz Securities Co. Ltd.	10,250	30,376
NAVER Corp.	996	745,173
NH Investment & Securities Co. Ltd.	6,579	57,851
NongShim Co. Ltd.	179	45,053
Pharma Research Products Co. Ltd.	598	22,185
Poongsan Corp.	6,956	211,372
POSCO	1,685	350,602
Posco Daewoo Corp.	10,126	219,878
Posco ICT Co. Ltd.	1	5
S-Oil Corp.	2,135	145,901
Samsung Card Co. Ltd.	222	9,346
Samsung Electronics Co. Ltd.	884	1,264,410
Samsung SDS Co. Ltd.	884	119,207
Shinhan Financial Group Co. Ltd.	11,777	450,519
SK Innovation Co. Ltd.	3,361	442,423
SK Networks Co. Ltd.	3,297	18,738
SK Telecom Co. Ltd.	494	96,840
SKC Co. Ltd.	386	9,106
Wonik IPS Co. Ltd.	7,290	41,260
Woori Bank	2,572	28,030

		10,123,161
Taiwan
AU Optronics Corp.	598,000	227,132
Cathay Financial Holding Co. Ltd.	305,000	394,724
Chen Full International Co. Ltd.	13,000	20,069
Chicony Electronics Co. Ltd.	15,075	38,516
China Life Insurance Co. Ltd.	740,080	682,179

Reference Entity — Long	Shares	Value
Taiwan (continued)
Chunghwa Telecom Co. Ltd.	51,000	$174,632
Compal Electronics, Inc.	1,403,000	834,247
Compeq Manufacturing Co. Ltd.	15,000	7,900
CTBC Financial Holding Co. Ltd.	1,549,800	833,472
CTCI Corp.	17,000	24,947
Elite Advanced Laser Corp.	36,000	130,891
Everlight Electronics Co. Ltd.	72,000	108,598
First Financial Holding Co. Ltd.	138,567	72,585
Formosa Chemicals & Fibre Corp.	483,000	1,434,029
Formosa Petrochemical Corp.	210,000	701,164
Formosa Plastics Corp.	19,000	51,345
Formosa Taffeta Co. Ltd.	90,000	81,996
Foxconn Technology Co. Ltd.	172,387	499,718
Fubon Financial Holding Co. Ltd.	711,000	1,005,999
Grape King Bio Ltd.	3,000	25,189
Hon Hai Precision Industry Co. Ltd.	409,761	1,106,831
Hon Hai Precision Industry Co. Ltd. — GDR	63,730	344,779
Innolux Corp.	638,311	214,873
Inventec Co. Ltd.	72,000	56,212
King Yuan Electronics Co. Ltd.	240,000	211,101
Lite-On Technology Corp.	530,892	761,087
MediaTek, Inc.	70,000	530,593
Mega Financial Holding Co. Ltd.	412,000	281,678
Micro-Star International Co. Ltd.	156,000	448,780
Nan Ya Plastics Corp.	2,000	4,153
Novatek Microelectronics Corp.	58,000	217,162
PChome Online, Inc.	9,363	101,665
Pegatron Corp.	301,000	810,526
Pou Chen Corp.	136,000	183,501
Powertech Technology, Inc.	159,000	453,659
Radiant Opto-Electronics Corp.	58,000	97,781
Realtek Semiconductor Corp.	84,000	284,518
Simplo Technology Co. Ltd.	15,000	46,265
Sitronix Technology Corp.	52,000	192,419
St Shine Optical Co. Ltd.	1,000	21,016
Taiwan Fertilizer Co. Ltd.	41,000	54,847
Taiwan Semiconductor Manufacturing Co. Ltd.	181,000	1,086,245
Taiwan Union Technology Corp.	118,000	130,535
TOPBI International Holdings Ltd.	46,000	227,652
Transcend Information, Inc.	10,000	27,618
Uni-President Enterprises Corp.	189,840	366,780
Vanguard International Semiconductor Corp.	20,000	40,718
Winbond Electronics Corp.	52,000	16,327
WPG Holdings Ltd.	57,000	66,722
Yuanta Financial Holding Co. Ltd.	128,160	47,837
Zhen Ding Technology Holding Ltd.	38,000	86,446

		15,869,658
Thailand
Airports of Thailand PCL	163,400	1,778,853
The Bangchak Petroleum PCL	68,600	59,294
Central Pattana PCL	76,300	121,544
Charoen Pokphand Foods PCL	1,297,500	1,167,833
Delta Electronics Thailand PCL	7,700	17,271
Glow Energy PCL, Foreign Registered Shares	180,500	397,128
Indorama Ventures PCL	307,500	257,000
IRPC PCL	1,231,200	168,159
Pruksa Real Estate PCL	99,400	65,609
PTT Exploration & Production PCL, Foreign Registered Shares	457,200	1,087,561

See Notes to Consolidated Financial Statements.

32	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value
Thailand (continued)
PTT Global Chemical PCL, Foreign Registered Shares	401,100	$687,649
PTT PCL	12,900	127,535
Robinson Department Store PCL	95,500	158,268
Siam Cement PCL, Foreign Registered Shares	7,200	103,684
Thai Oil PCL — NVDR	537,000	1,074,077
Thai Union Group PCL	461,400	286,088
Thanachart Capital PCL	788,100	889,491

		8,447,044
Turkey
Arcelik AS	97,864	646,556
Enka Insaat ve Sanayi AS	28,994	44,283
Eregli Demir ve Celik Fabrikalari TAS	1,047,366	1,424,106
Ford Otomotiv Sanayi	16,351	167,045
Haci Omer Sabanci Holding AS	31,495	95,233
KOC Holding AS	163,307	681,165
TAV Havalimanlari Holding AS	198,688	816,838
Turk Telekomunikasyon AS	293,863	543,702
Turkiye Halk Bankasi	181,495	551,977
Turkiye Is Bankasi, Class C	590,312	958,531
Turkiye Sise ve Cam Fabrikalari AS	48,659	51,188
Yapi ve Kredi Bankasi	271,524	325,062

		6,305,686
United Arab Emirates
Emaar Malls Group PJSC	15,694	10,963
Emaar Properties PJSC	11,503	21,782

		32,745
United Kingdom
Anglo American PLC	7,734	106,958
Old Mutual PLC	18,837	46,122

		153,080
United States
Nexteer Automotive Group Ltd.	174,000	229,470
Total Reference Entity — Long		105,356,014

Reference Entity — Short
Brazil
BRF SA	(9,600)	(160,601)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(4,000)	(34,273)
Cielo SA	(251,248)	(2,550,262)
Cosan SA Industria e Comercio	(3,100)	(41,683)
Duratex SA	(103,400)	(279,232)
Kroton Educacional SA	(36,200)	(180,320)
Rumo Logistica Operadora Multimodal SA	(215,400)	(481,816)
Sao Martinho SA	(700)	(13,941)
WEG SA	(319,000)	(1,758,897)

		(5,501,025)
China
AAC Technologies Holdings, Inc.	(8,500)	(80,988)
AviChina Industry & Technology Co. Ltd., Class H	(21,000)	(14,251)
BBMG Corp.	(163,000)	(59,493)
CGN Power Co. Ltd.	(46,000)	(13,430)
China Coal Energy Co. Ltd.	(86,000)	(48,687)
China Conch Venture Holdings Ltd.	(25,500)	(47,604)
China Eastern Airlines Corp. Ltd. , Class H	(118,000)	(52,980)

Reference Entity — Short	Shares	Value
China (continued)
China Longyuan Power Group Corp., Class H	(5,000)	$(3,812)
China Medical System Holdings Ltd.	(17,000)	(26,547)
China Merchants Bank Co. Ltd.	(52,000)	(126,451)
China Molybdenum Co. Ltd., Class H	(252,000)	(55,897)
China National Building Material Co. Ltd., Class H	(166,000)	(75,750)
China Oilfield Services Ltd.	(592,000)	(568,187)
China Shanshui Cement Group Ltd.	(23,000)	(1,483)
China Shenhua Energy Co. Ltd.	(5,000)	(10,366)
China Shipping Container Lines Co. Ltd., Class H	(84,000)	(17,615)
China Southern Airlines Co. Ltd. , Class H	(18,000)	(10,101)
Country Garden Holdings Co. Ltd.	(10,000)	(5,190)
CSR Corp. Ltd. , Class H	(20,000)	(18,109)
Fosun International Ltd.	(90,448)	(130,974)
Guangshen Railway Co. Ltd.	(90,000)	(49,674)
Guangzhou R&F Properties Co. Ltd.	(13,200)	(18,603)
Haitian International Holdings Ltd.	(8,000)	(16,491)
Hengan International Group Co. Ltd.	(500)	(3,972)
Huaneng Renewables Corp. Ltd.	(56,000)	(18,765)
Li Ning Co. Ltd.	(229,000)	(163,254)
Luye Pharma Group Ltd.	(65,000)	(43,689)
Semiconductor Manufacturing International Corp.	(3,358,000)	(406,680)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(28,000)	(18,229)
Shenzhou International Group Holdings Ltd.	(3,000)	(19,871)
Shui On Land Ltd.	(194,500)	(48,101)
Sichuan Expressway Co. Ltd.	(32,000)	(12,850)
SOHO China Ltd.	(32,000)	(16,501)
Sunac China Holdings Ltd.	(3,000)	(2,047)
Sunny Optical Technology Group Co. Ltd.	(40,000)	(195,074)
Tsingtao Brewery Co. Ltd., Class H	(34,000)	(135,639)
West China Cement Ltd.	(262,000)	(26,656)
Xinyi Solar Holdings Ltd.	(958,000)	(354,897)
Zhuzhou CSR Times Electric Co. Ltd.	(66,000)	(319,133)

		(3,238,041)
Hong Kong
Alibaba Pictures Group Ltd.	(5,880,000)	(1,157,443)
Beijing Enterprises Water Group Ltd.	(384,000)	(277,766)
Brilliance China Automotive Holdings Ltd.	(28,000)	(33,306)
China Everbright International Ltd.	(1,000)	(1,195)
China Gas Holdings Ltd.	(114,000)	(173,523)
China Mengniu Dairy Co. Ltd.	(311,000)	(587,485)
China Merchants Holdings International Co. Ltd.	(2,055)	(5,313)
China Resources Gas Group Ltd.	(4,000)	(12,542)
China State Construction International Holdings Ltd.	(52,000)	(75,860)
China Travel International Investment Hong Kong Ltd.	(42,000)	(12,103)
CITIC Ltd.	(2,000)	(2,870)
COSCO Pacific Ltd.	(40,000)	(39,656)
Far East Horizon Ltd.	(30,000)	(27,325)
GCL-Poly Energy Holdings Ltd.	(1,159,000)	(156,214)
Guangdong Investment Ltd.	(168,000)	(253,299)
Hopewell Highway Infrastructure Ltd.	(5,000)	(2,673)
Huabao International Holdings Ltd.	(39,000)	(14,597)
Kunlun Energy Co. Ltd.	(28,000)	(21,097)
Shanghai Industrial Holdings Ltd.	(13,000)	(39,743)
Shenzhen International Holdings Ltd.	(320,149)	(494,377)
Tongda Group Holdings Ltd.	(2,290,000)	(604,275)
WH Group Ltd.	(84,500)	(68,436)

		(4,061,098)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	33

Consolidated Schedule of Investments (continued)

Reference Entity — Short	Shares	Value
Hungary
OTP Bank PLC	(14,953)	$(419,045)
Richter Gedeon Nyrt	(7,730)	(165,941)

		(584,986)
India
Reliance Industries Ltd. — GDR	(48,958)	(1,551,969)
Malaysia
Gamuda Bhd	(29,800)	(34,879)
Peru
Hochschild Mining PLC	(77,595)	(252,944)
Poland
CCC SA	(1,646)	(83,526)
Russia
Lenta Ltd. — GDR	(109,428)	(792,633)
MMC Norilsk Nickel PJSC — ADR	(14,283)	(215,437)
NovaTek OAO — GDR	(5,030)	(536,306)
Polymetal International PLC	(40,554)	(442,173)
Surgutneftegas OAO — ADR	(6,081)	(26,082)
VTB Bank OJSC	(526,663)	(1,100,774)

		(3,113,405)
South Africa
Discovery Holdings Ltd.	(4,532)	(38,739)
Life Healthcare Group Holdings Ltd.	(89,895)	(240,164)
Nampak Ltd.	(84,295)	(117,558)
Resilient REIT Ltd.	(21,004)	(173,762)
RMB Holdings Ltd.	(3,167)	(13,951)
Woolworths Holdings Ltd.	(44,669)	(258,702)

		(842,876)
South Korea
Cheil Industries, Inc.	(523)	(73,719)
Daelim Industrial Co. Ltd.	(26)	(1,853)
Dongbu Insurance Co. Ltd.	(2,813)	(174,500)
GS Holdings	(6,405)	(284,949)
Halla Visteon Climate Control Corp.	(10,272)	(96,046)
Hankook Tire Co. Ltd.	(6,218)	(298,595)
Hanssem Co. Ltd.	(505)	(78,212)
Hanwha Chemical Corp.	(7,295)	(171,758)
Hanwha Life Insurance Co. Ltd.	(9,417)	(51,412)
Hyundai Department Store Co. Ltd.	(764)	(78,378)
Hyundai Glovis Co. Ltd.	(357)	(54,039)
Hyundai Marine & Fire Insurance Co. Ltd.	(4,654)	(143,657)
Hyundai Motor Co.	(1,818)	(221,959)
KB Insurance Co. Ltd.	(2,483)	(62,751)
KCC Corp.	(924)	(326,222)
Kolon Industries, Inc.	(2,206)	(143,303)
Korea Aerospace Industries Ltd.	(2,479)	(140,016)
Kumho Tire Co., Inc.	(15,265)	(136,874)
Lotte Chilsung Beverage Co. Ltd.	(104)	(140,000)
NCSoft Corp.	(3,063)	(707,580)
Orion Corp/Republic of Korea	(175)	(109,223)
Samsung Electro-Mechanics Co. Ltd.	(44,423)	(1,823,650)
Samsung Electronics Co. Ltd. -GDR	(1,494)	(1,051,046)
Samsung Fire & Marine Insurance Co. Ltd.	(609)	(154,930)
Samsung Life Insurance Co. Ltd.	(3,352)	(323,467)
Samsung SDI Co. Ltd.	(13,133)	(1,080,928)
Samsung Securities Co. Ltd.	(844)	(25,384)
SK Holdings Co. Ltd.	(1,710)	(333,587)

		(8,288,038)

Reference Entity — Short	Shares	Value
Taiwan
Accton Technology Corp.	(25,000)	$(39,922)
Asustek Computer, Inc.	(10,000)	(87,543)
Catcher Technology Co. Ltd.	(9,000)	(70,451)
Chang Hwa Commercial Bank	(878,740)	(448,996)
China Development Financial Holding Corp.	(1,169,000)	(292,521)
China Steel Corp.	(62,000)	(44,781)
Delta Electronics, Inc.	(102,573)	(540,003)
E.Sun Financial Holding Co. Ltd.	(998,100)	(566,826)
Far EasTone Telecommunications Co. Ltd.	(33,000)	(77,983)
Hermes Microvision, Inc.	(4,000)	(176,332)
Largan Precision Co. Ltd.	(2,000)	(235,950)
President Chain Store Corp.	(3,000)	(22,415)
Shin Kong Financial Holding Co. Ltd.	(5,250,000)	(1,137,845)
SinoPac Financial Holdings Co. Ltd.	(70,000)	(20,175)
Synnex Technology International Corp.	(30,000)	(31,964)
Taishin Financial Holding Co. Ltd.	(96,000)	(35,095)
Taiwan Business Bank	(52,500)	(13,261)
Taiwan Cooperative Financial Holding Co. Ltd.	(144,270)	(63,230)
Teco Electric and Machinery Co. Ltd.	(46,000)	(40,781)
United Microelectronics Corp.	(1,867,000)	(694,905)
Win Semiconductors Corp.	(23,000)	(63,875)
Wistron Corp.	(540,005)	(406,890)

		(5,111,744)
Thailand
Advanced Info Service PCL	(376,800)	(1,652,655)
Bangkok Dusit Medical Services PCL	(515,800)	(336,031)
CP ALL PCL	(833,500)	(1,446,821)
Electricity Generating PCL	(6,700)	(37,331)
Kasikornbank PCL	(83,600)	(410,464)
Krung Thai Bank PCL	(405,500)	(199,289)
Minor International PCL	(328,300)	(360,856)
Siam Commercial Bank PCL	(314,500)	(1,289,542)

		(5,732,989)
Turkey
Akbank TAS	(22,778)	(60,958)
BIM Birlesik Magazalar	(10,145)	(165,385)
Gubre Fabrikalari TAS	(17,393)	(28,719)
Tofas Turk Otomobil Fabrikasi	(1,082)	(8,153)
Tupras Turkiye Petrol Rafinerileri AS	(11,787)	(240,383)
Turkcell Iletisim Hizmetleri AS	(5,939)	(19,150)
Turkiye Garanti Bankasi AS	(10,905)	(29,674)
Ulker Biskuvi Sanayi	(6,165)	(38,281)

		(590,703)
Total Reference Entity — Short		(38,988,223)
Net Value of Reference Entity — UBS AG		66,367,791

See Notes to Consolidated Financial Statements.

34	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$2,252,247	—	—	$2,252,247
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$8,915,538	—	$33,492	—	8,949,030

Total		—	—	$8,915,538	$2,252,247	$33,492	—	$11,201,277

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$222,539	—	—	—	$222,539
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$3,341,168	—	—	3,341,168
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	—	—	$237,956	—	237,956

Total		—	—	$222,539	$3,341,168	$237,956	—	$3,801,663

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(41,937)	—	—	—	$(41,937)
Forward foreign currency exchange contracts	—	—	—	$81,471	—	—	81,471
Swaps	—	—	(4,261,552)	—	$242,562	—	(4,018,990)

Total	—	—	$(4,303,489)	$81,471	$242,562	—	$(3,979,456)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(135,054)	—	—	—	$(135,054)
Forward foreign currency exchange contracts	—	—	—	$(1,144,090)	—	—	(1,144,090)
Swaps	—	—	11,380,768	—	$(243,651)	—	11,137,117

Total	—	—	$11,245,714	$(1,144,090)	$(243,651)	—	$9,857,973

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,858,362
Foreign currency exchange contracts:
Average amounts purchased — in USD	$76,999,695
Average amounts sold — in USD	$72,985,759
Interest rate swaps:
Average notional value — receives fixed rate	$18,516,343
Total return swaps:
Average notional value	$73,093,938

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	35

Consolidated Schedule of Investments (continued)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$312,411	$102,649
Forward foreign currency exchange contracts	2,252,247	3,341,168
Swaps — OTC[1]	8,949,030	237,956

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$11,513,688	$3,681,773

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(312,411)	(102,649)

Total derivative assets and liabilities subject to an MNA	$11,201,277	$3,579,124

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
Bank of America N.A.	$247,768	$(224,905)	—	—	$22,863
Barclays Bank PLC	126	(126)	—	—	—
BNP Paribas S.A.	143,829	(143,829)	—	—	—
Citibank N.A.	843,661	(843,661)	—	—	—
Credit Suisse International	65,237	(65,237)	—	—	—
Deutsche Bank AG	160,744	(160,744)	—	—	—
Goldman Sachs & Co.	5,849,898	—	—	$(5,700,000)	149,898
HSBC Bank USA N.A.	298,613	(297,665)	—	—	948
JPMorgan Chase Bank N.A.	135,088	(135,088)	—	—	—
Standard Chartered Bank	142,698	(37,536)	—	—	105,162
UBS AG	3,313,615	(248,634)	—	(2,640,812)	424,169

Total	$11,201,277	$(2,157,425)	—	$(8,340,812)	$703,040

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4,5]
Bank of America N.A.	$224,905	$(224,905)	—	—	—
Barclays Bank PLC	28,741	(126)	—	—	$28,615
BNP Paribas S.A.	405,206	(143,829)	—	—	261,377
Citibank N.A.	1,585,099	(843,661)	—	—	741,438
Credit Suisse International	99,548	(65,237)	—	—	34,311
Deutsche Bank AG	249,073	(160,744)	—	—	88,329
HSBC Bank USA N.A.	297,665	(297,665)	—	—	—
JPMorgan Chase Bank N.A.	224,626	(135,088)	—	—	89,538
Morgan Stanley & Co. International PLC	178,091	—	—	—	178,091
Standard Chartered Bank	37,536	(37,536)	—	—	—
UBS AG	248,634	(248,634)	—	—	—

Total	$3,579,124	$(2,157,425)	—	—	$1,421,699

[2] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.
[5] Net amount may include forward foreign currency exchange contracts that are not required to be collateralized.

See Notes to Consolidated Financial Statements.

36	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$25,335,759	—	$25,335,759
Foreign Agency Obligations	—	15,580,471	—	15,580,471
Foreign Government Obligations	—	113,875,529	—	113,875,529
Short-Term Securities	$94,106,229	—	—	94,106,229

Total	$94,106,229	$154,791,759	—	$248,897,988

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$8,915,538	—	$8,915,538
Foreign currency exchange contracts	—	2,252,247	—	2,252,247
Interest rate contracts	—	33,492	—	33,492
Liabilities:
Equity contracts	$(222,539)	—	—	(222,539)
Foreign currency exchange contracts	—	(3,341,168)	—	(3,341,168)
Interest rate contracts	—	(237,956)	—	(237,956)

Total	$(222,539)	$7,622,153	—	$7,399,614

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,954	—	—	$22,954
Cash pledged for futures contracts	455,480	—	—	455,480
Foreign currency at value	1,891	—	—	1,891
Liabilities:
Cash received as collateral for OTC derivatives	—	$(8,340,812)	—	(8,340,812)

Total	$480,325	$(8,340,812)	—	$(7,860,487)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	37

Consolidated Statement of Assets and Liabilities

October 31, 2016

Assets
Investments at value — unaffiliated (cost — $156,269,405)	$154,791,759
Investments at value — affiliated (cost — $94,106,229)	94,106,229
Cash	22,954
Foreign currency at value (cost $1,825)	1,891
Cash pledged for futures contracts	455,480
Receivables:
Interest	1,995,300
Capital shares sold	1,469,685
Variation margin on futures contracts	312,411
Dividend — affiliated	17,474
Unrealized appreciation on:
Forward foreign currency exchange contracts	2,252,247
OTC swaps	8,949,030
Prepaid expenses	26,858

Total assets	264,401,318

Liabilities
Cash received as collateral for OTC derivatives	8,340,812
Payables:
Capital shares redeemed	6,534,083
Investment purchased — unaffiliated	200,786
Investment advisory fees	118,545
Variation margin on futures contracts	102,649
Service and distribution fees	9,150
Administration fees	9,051
Officer’s & Trustees’ fees	1,370
Other accrued expenses	231,318
Unrealized depreciation on:
Forward foreign currency exchange contracts	3,341,168
OTC swaps	237,956

Total liabilities	19,126,888

Net Assets	$245,274,430

Net Assets Consist of
Paid-in capital	$245,982,816
Undistributed net investment income	1,983,124
Accumulated net realized loss	(8,610,300)
Net unrealized appreciation (depreciation)	5,918,790

Net Assets	$245,274,430

Net Asset Value
Institutional — Based on net assets of $205,782,115 and 21,176,348 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.72

Investor A — Based on net assets of $37,057,795 and 3,831,736 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.67

Investor C — Based on net assets of $2,434,520 and 253,462 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.61

See Notes to Consolidated Financial Statements.

38	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Statement of Operations

Year Ended October 31, 2016

Investment Income
Interest — unaffiliated	$2,811,338
Dividends — affiliated	191,445
Foreign taxes withheld	(3,512)

Total investment income	2,999,271

Expenses
Investment advisory	975,638
Professional	126,789
Accounting Services	76,550
Pricing	64,921
Registration	55,459
Administration	43,727
Printing	42,364
Service and distribution — class specific	31,451
Administration — class specific	20,578
Custodian	19,343
Transfer agent — class specific	15,561
Officer and Trustees	10,578
Recoupment of past waived and/or reimbursed fees — class specific	157
Miscellaneous	19,294

Total expenses	1,502,410
Less:
Fees waived by the Manager	(373,536)
Administration fees waived — class specific	(20,578)
Transfer agent fees waived and/or reimbursed — class specific	(15,541)
Fees paid indirectly	(160)

Total expenses after fees waived and/or reimbursed and paid indirectly	1,092,595

Net investment income	1,906,676

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(426,761)
Investments — affiliated	(102,973)
Futures contracts	(41,937)
Foreign currency transactions	50,496
Swaps	(4,018,990)

(4,540,165)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(486,145)
Investments — affiliated	213,701
Futures contracts	(135,054)
Foreign currency translations	(1,147,161)
Swaps	11,137,117

9,582,458

Total realized and unrealized gain	5,042,293

Net Increase in Net Assets Resulting from Operations	$6,948,969

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	39

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$1,906,676	$632,570
Net realized loss	(4,540,165)	(2,650,442)
Net change in unrealized appreciation (depreciation)	9,582,458	(5,121,983)

Net increase (decrease) in net assets resulting from operations	6,948,969	(7,139,855)

Distributions to Shareholders[1]
From net investment income:
Institutional	(656,002)	(336,028)
Investor A	(19,525)	(3,973)

Decrease in net assets resulting from distributions to shareholders	(675,527)	(340,001)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	181,949,074	9,872,790

Net Assets
Total increase in net assets	188,222,516	2,392,934
Beginning of year	57,051,914	54,658,980

End of year	$245,274,430	$57,051,914

Undistributed net investment income, end of year	$1,983,124	$458,904

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

40	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Financial Highlights

	Institutional
	Year Ended October 31,			Period May 16, 2013[1] to October 31, 2013
	2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$8.70	$9.84	$9.53	$10.00

Net investment income[2]	0.17	0.11	0.05	0.05
Net realized and unrealized gain (loss)	0.95	(1.19)	0.34	(0.52)

Net increase (decrease) from investment operations	1.12	(1.08)	0.39	(0.47)

Distributions from net investment income[3]	(0.10)	(0.06)	(0.08)	—

Net asset value, end of period	$9.72	$8.70	$9.84	$9.53

Total Return[4]
Based on net asset value	13.16%	(10.97)%	4.18%	(4.70)%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.44%	1.74%	2.01%	1.92%	[7,8]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.04%	1.40%	1.40%	1.40%	[7]

Net investment income	1.88%	1.14%	0.56%	1.08%	[7]

Supplemental Data
Net assets, end of period (000)	$205,782	$54,526	$51,671	$48,532

Portfolio turnover rate[9]	22%	34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for the year ended October 31, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.97%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	41

Consolidated Financial Highlights (continued)

	Investor A
	Year Ended October 31,				Period May 16, 2013[1] to October 31, 2013
	2016		2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$8.67		$9.81	$9.52	$10.00

Net investment income[2]	0.16		0.10	0.02	0.04
Net realized and unrealized gain (loss)	0.93		(1.19)	0.35	(0.52)

Net increase (decrease) from investment operations	1.09		(1.09)	0.37	(0.48)

Distributions from net investment income[3]	(0.09)		(0.05)	(0.08)	—

Net asset value, end of period	$9.67		$8.67	$9.81	$9.52

Total Return[4]
Based on net asset value	12.74%		(11.15)%	3.90%	(4.80)%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.56%	[7]	2.15%	2.54%	2.63%	[8],9

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.17%		1.65%	1.65%	1.65%	[8]

Net investment income	1.65%		1.02%	0.23%	0.82%	[8]

Supplemental Data
Net assets, end of period (000)	$37,058		$1,628	$698	$71

Portfolio turnover rate[10]	22%		34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for the year ended October 31, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.66%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

42	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Consolidated Financial Highlights (concluded)

	Investor C
	Year Ended October 31,			Period May 16, 2013[1] to October 31, 2013
	2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$8.58	$9.73	$9.49	$10.00

Net investment income (loss)[2]	0.08	(0.01)	(0.05)	0.00	[3]
Net realized and unrealized gain (loss)	0.95	(1.14)	0.34	(0.51)

Net increase (decrease) from investment operations	1.03	(1.15)	0.29	(0.51)

Distributions from net investment income[4]	—	—	(0.05)	—

Net asset value, end of period	$9.61	$8.58	$9.73	$9.49

Total Return[5]
Based on net asset value	12.01%	(11.82)%	3.14%	(5.10)%	[6]

Ratios to Average Net Assets[7]
Total expenses	2.61%	2.91%	3.25%	3.43%	[8,9]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	2.10%	2.40%	2.40%	2.40%	[8]

Net investment income (loss)	0.88%	(0.10)%	(0.57)%	0.06%	[8]

Supplemental Data
Net assets, end of period (000)	$2,435	$898	$2,290	$71

Portfolio turnover rate[10]	22%	34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.08% for the year ended October 31, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.47%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	43

Notes to Consolidated Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Emerging Markets Fund (formerly known as, BlackRock Emerging Market Allocation Portfolio) (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Emerging Market Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

44	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Notes to Consolidated Financial Statements (continued)

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Fund had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Fund no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) generally 4:00 p.m., Eastern time. U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	45

Notes to Consolidated Financial Statements (continued)

not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

46	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Notes to Consolidated Financial Statements (continued)

4. Securities and Other Investments:

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Fund invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in the value of equity securities (equity risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	47

Notes to Consolidated Financial Statements (continued)

Swaps: The Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•	Total return swaps — The Fund enters into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•

Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•	Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between The Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

48	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Notes to Consolidated Financial Statements (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. the Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.75%
$1 Billion — $3 Billion	0.71%
$3 Billion — $5 Billion	0.68%
$5 Billion — $10 Billion	0.65%
Greater than $10 Billion.	0.64%

Prior to October 1, 2016, the annual rates as a percentage of average daily net assets for the Fund were as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion.	0.85%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited, BlackRock Asset Management North Asia Limited and BlackRock (Singapore) Limited (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays the Sub-Advisers for services they provide a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	49

Notes to Consolidated Financial Statements (continued)

under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended October 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$20,263	$11,188	$31,451

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below:

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended October 31, 2016, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$18,720	$1,634	$224	$20,578

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended October 31, 2016, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$311	$396	$59	$766

For the year ended October 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$10,251	$3,937	$1,373	$15,561

Other Fees: For the year ended October 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,584.

50	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Notes to Consolidated Financial Statements (continued)

For the year ended October 31, 2016, affiliates received CDSCs as follows:

Investor A	$934
Investor C	$51

Expense Limitations, Waivers, Reimbursements and Recoupments: From June 15, 2016 to September 30, 2016, the Manager voluntarily agreed to waive a portion of its investment advisory fees to limit the annual investment advisory rate to 0.75% of the Fund’s average daily net assets. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. During the year ended October 31, 2016, the Manager waived $119,389 pursuant to this agreement.

With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the year ended October 31, 2016, the Manager waived $24,987.

In addition, the Manager has contractually agreed to waive the management fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed income mutual funds managed by the Manager or its affiliates. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the year ended October 31, 2016, the amount waived was $18,904.

Effective September 1, 2016, the Manager has voluntarily agreed to waive the investment advisory fee payable by the Fund with respect to any portion of such Fund’s assets estimated to be attributable to investments in exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee. This voluntary waiver may be reduced or discounted at any time without notice.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Expense Limitation
Institutional	0.85%
Investor A	1.10%
Investor C	1.85%

Prior to June 15, 2016, the expense limitations as a percentage of average daily net assets for classes were as follows:

Expense Limitation
Institutional	1.40%
Investor A	1.65%
Investor C	2.40%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to March 1, 2018, unless approved by the Board, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended October 31, 2016, the Manager waived $210,256, which is included in fees waived by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. Class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Total
Administration Fees Waived	$18,720	$1,634	$224	$20,578
Transfer Agent Fees Waived and/or Reimbursed	$10,251	$3,937	$1,353	$15,541

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	51

Notes to Consolidated Financial Statements (continued)

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended October 31, 2016, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Fund:

Investor A	$157

On October 31, 2016, the Fund and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2017	2018
Fund level	$133,450	$210,256
Institutional	$16,945	$28,971
Investor A	$2,541	$5,571
Investor C	$3,337	$1,577

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on October 31, 2016:

Fund Level	Institutional	Investor A	Investor C
$276,538	$13,572	$716	$2,361

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Consolidated Statement of Operations.

7. Purchases and Sales:

For the year ended October 31, 2016, purchases and sales of investments, excluding short-term securities, were $135,034,604 and $14,408,094, respectively.

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the three years ended October 31, 2016 and the period ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the accounting for swap agreements and foreign currency transactions were reclassified to the following accounts:

Undistributed net investment income	$293,071
Accumulated net realized loss	$(293,071)

52	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Notes to Consolidated Financial Statements (continued)

The tax character of distributions paid was as follows:

	10/31/16	10/31/15
Ordinary income	$675,527	$340,001

As of period end, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$3,562,747
Net unrealized losses[1]	(4,271,133)

Total	$(708,386)

[1]

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax losses on wash sales and straddles and the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts.

During the year ended October 31, the Fund utilized $19,867 of its capital loss carryforward.

As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$250,375,634

Gross unrealized appreciation	$1,076,067
Gross unrealized depreciation	(2,553,713)

Net unrealized depreciation	$(1,477,646)

9. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2016, the Fund did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	53

Notes to Consolidated Financial Statements (continued)

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of period end, the Fund’s investments had the following industry classifications:

	Percent of Total Investments
Industry	Long	Short	Total
Banks	6%	3%	9%
Oil, Gas & Consumable Fuels	5	2	7
Internet Software & Services	3	1	4
Metals & Mining	3	1	4
Semiconductors & Semiconductor Equipment	2	1	3
Food & Staples Retailing	2	1	3
Independent Power and Renewable Electricity Producers	2	—	2
Food Products	2	1	3
Technology Hardware, Storage & Peripheral	2	—	2
Diversified Telecommunication Service	2	—	2
Other	46 [1]	15 [2]	61

Total	75%	25%	100%

[1]	Consists of Foreign Government Obligations (19%) with the remainder consisting of other industries that were each 1% or less of total investments (27%).

[2]	All other industries held were each 1% or less of total investment.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2016		Year Ended October 31, 2015
Institutional	Shares	Amount	Shares	Amount
Shares sold	17,601,762	$170,230,928	1,449,077	$13,792,309
Shares issued in reinvestment of distributions	11,611	94,865	899	8,237
Shares redeemed	(2,702,991)	(25,346,455)	(435,195)	(3,856,587)

Net increase	14,910,382	$144,979,338	1,014,781	$9,943,959

54	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Notes to Consolidated Financial Statements (concluded)

	Year Ended October 31, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor A
Shares sold	3,955,756	$38,383,771	200,735	$1,913,242
Shares issued in reinvestment of distributions	2,369	19,304	421	3,850
Shares redeemed	(314,279)	(2,904,739)	(84,482)	(776,216)

Net increase	3,643,846	$35,498,336	116,674	$1,140,876

Investor C
Shares sold	216,450	$2,053,600	73,566	$702,667
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(67,612)	(582,200)	(204,283)	(1,914,712)

Net increase (decrease)	148,838	$1,471,400	(130,717)	$(1,212,045)

Total Net Increase	18,703,066	$181,949,074	1,000,738	$9,872,790

At October 31, 2016, shares owned by BlackRock Holdco 2, Inc., an affiliate of the Fund were as follows:

Institutional	3,858,770
Investor A	2,500
Investor C	2,500

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	55

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Total Emerging Markets Fund (formerly, BlackRock Emerging Market Allocation Portfolio) and Board of Trustees of BlackRock FundsSM:

We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Total Emerging Markets Fund and Subsidiary (the “Fund”), including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended and the consolidated financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the consolidated financial position of BlackRock Total Emerging Markets Fund and Subsidiary as of October 31, 2016, the consolidated results of their operations for the year then ended, the consolidated changes in their net assets for each of the two years in the period then ended, and the consolidated financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

December 23, 2016

56	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Emerging Markets Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited (“BAMNA”) with respect to the Fund (the “BAMNA Sub-Advisory Agreement”), the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Fund (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BRS,” and together with BAMNA and BIL, the “Sub-Advisors”) with respect to the Fund (the “BRS Sub-Advisory Agreement,” and together with the BAMNA Sub-Advisory Agreement and the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	57

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and each of the Sub-Advisory Agreements between the Manager and the pertinent Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2017. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

58	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category and certain performance metrics. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year and since-inception periods reported, the Fund ranked in the second quartile against its Broadridge Performance Universe.

In light of the Fund’s outcome oriented objective, BlackRock believes that other performance metrics may be more appropriate than the Broadridge Performance Universe, and the Board was provided with a comparison of Fund performance relative to certain of these other metrics. Under these other metrics, for the one-year and since-inception periods, the Fund underperformed its benchmark total return target. For the one-year period, the Fund underperformed its competitor total return target, but for the since-inception period the Fund outperformed its competitor total return target. The total return targets are designed to be based on a time horizon of five years and greater, but in this case are being viewed over a shorter time horizon. The overall risk of the Fund as measured by the standard deviation of returns was below its upper threshold for the one-year period, but it was above its upper threshold for the since-inception period. The Fund’s Sharpe Ratio was below its benchmark Sharpe Ratio target for the one-year and since-inception periods. The Fund’s Sharpe Ratio was below the competitor Sharpe Ratio target for the one-year period, but it was above its competitor Sharpe Ratio target for the since-inception period.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	59

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally similar to the Fund. The Board noted that the Fund’s actual management fee and total expense ratio excluding 12b-1/non-12b-1 service fees ranked in the third and fourth quartiles, respectively, relative to the supplemental peer group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap on a class-by-class basis. Additionally, the Board noted that BlackRock has contractually agreed to waive its management fee on assets attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund, the BAMNA Sub-Advisory Agreement between the Manager and BAMNA with respect to the Fund, the BIL Sub-Advisory

60	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Agreement between the Manager and BIL with respect to the Fund and the BRS Sub-Advisory Agreement between the Manager and BRS with respect to the Fund, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	61

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 143 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business from 1991 to 2014; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	26 RICs consisting of 143 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	26 RICs consisting of 143 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 143 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 143 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	26 RICs consisting of 143 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 143 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 143 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 143 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 143 Portfolios	None

62	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 143 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 143 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 143 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 217 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 315 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Fund.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	63

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisers BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock Asset Management North Asia Limited Hong Kong, China BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022
Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110		Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

64	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016	65

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

66	BLACKROCK TOTAL EMERGING MARKETS FUND	OCTOBER 31, 2016

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMAP-10/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Emerging Markets Fund	$64,825	$64,825	$0	$0	$20,000	$20,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Emerging Markets Fund	$20,000	$20,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

3

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2 (a)(2) Certifications – Attached hereto (a)(3) Not Applicable (b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: January 4, 2017

5